                                                                                                  File No. 811-5582

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                   [   ]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 22                                                                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [   ]

Amendment No. 21                                                                                                [X]

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                                             OPPENHEIMER CASH RESERVES
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                                (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                  (303) 768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                                Robert J. Zack Esq.
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                                              OppenheimerFunds, Inc.
                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On September 24, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ____________pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

Oppenheimer
Cash Reserves

Prospectus dated September 24, 2002

As with all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or  disapproved  the Fund's securities  nor has it  determined  that this  Prospectus  is accurate  or  complete.  It is a criminal  offense to represent otherwise.

Oppenheimer Cash Reserves is a money market mutual fund.  Its goal is to seek the maximum current income that is consistent with stability of principal.  The Fund invests in short-term, high-quality "money market" instruments.

         This Prospectus  contains  important  information  about the Fund's  objective,  its investment  policies, strategies  and risks.  It also  contains  important  information  about how to buy and sell shares of the Fund and other account  features.  Please read this Prospectus  carefully before you invest and keep it for future reference about your account.

(OppenheimerFunds logo)

CONTENTS

                           A B O U T  T H E  F U N D

                           The Fund's Investment Objective and Strategies

                           Main Risks of Investing in the Fund

                           The Fund's Past Performance

                           Fees and Expenses of the Fund

                           About the Fund's Investments

                           How the Fund is Managed

         A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class N Shares

                           Special Investor Services
                           AccountLink
                           PhoneLink

                           OppenheimerFunds Internet Website
                           Retirement Plans

                           How to Sell Shares
                           By Wire
                           By Mail
                           By Telephone
                           By Checkwriting

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends and Tax Information

                           Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN?  The Fund invests in a variety of high-quality money market instruments to seek current income. The money market instruments that the Fund invests in include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

         "High-quality" instruments generally must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating organizations.  If unrated, they must be determined by the Fund's investment Manager, OppenheimerFunds, Inc., to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed for investors who want to earn income at current money market rates while seeking to preserve the value of their investment.  The Fund tries to keep its share prices stable at
$1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the
Fund's yield will likely be lower than the yield on longer-term fixed income funds.  The Fund also offers easy access to your money through checkwriting and wire redemption privileges.  The Fund does not invest to seek capital appreciation and is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.  However, the Fund's investments must meet strict standards set by its
Board of Trustees following special rules for money market funds under federal law.  Those standards include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in prevailing interest rates on the value of the Fund's securities and diversifying the Fund's investments among issuers to reduce the effects of a default by any one issuer on the Fund's overall portfolio and the value of the Fund's shares.

         Even so, there are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share prices) to fall.  As a result, there is a risk that the Fund's shares could fall below $1.00 per share.  If there is a high redemption demand for the Fund's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Fund to underperform other funds that have a similar objective.
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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
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The Fund's Past Performance

The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund.  The Fund's past investment performance does not predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02 through 6/30/02, the cumulative total return (not annualized) for Class A shares was
0.41%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was
1.40% (4Q`00) and the lowest return (not annualized) for a calendar quarter was 0.39% (4Q`01).

                                                                                                     10 Years
Average Annual Total Returns                                                                    (or life of class,
for the periods ended December 31, 2001                   1 Year               5 Years               if less)

--------------------------------------------------- -------------------- --------------------- ---------------------

Class A Shares (inception 1/3/89)                          3.29%                4.45%                 3.99%

--------------------------------------------------- -------------------- --------------------- ---------------------

Class B Shares (inception: 8/17/93)                       -2.29%                3.51%                 3.81%

--------------------------------------------------- -------------------- --------------------- ---------------------

Class C Shares (inception: 12/01/93)                       1.72%                3.86%                 3.72%

--------------------------------------------------- -------------------- --------------------- ---------------------

Class N Shares (inception 3/01/01)                         N/A1                  N/A                   N/A

--------------------------------------------------- -------------------- --------------------- ---------------------

1 Because this is a new class of shares, return data for the period specified is not available.
The Fund's average annual total returns include the applicable sales charge: for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-years) and for Class C and Class N, the contingent deferred sales charges of 1% for the 1-year period for Class C and life-of-class period for Class N shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The Fund's returns measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares.

The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings.  To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at
1.800.CALL.OPP (1.800.225.5677).

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for investment management, administration and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based upon the Fund's expenses during its fiscal year ended July 31, 2002, as restated to reflect the change in Distribution and/or
Service (12b-1) Fees for Class N shares from 0.25% to 0.50% per annum, effective November 1, 2001.

Shareholder Fees (charges paid directly from your investment):

                                          Class A Shares       Class B Shares       Class C Shares       Class N Shares
  Maximum Sales Charge on purchases            None                 None                 None                 None
  (as % of offering price)
  Maximum Deferred Sales Charge (as
  % of the lower of the original
  offering price or redemption                None1                  5%2                  1%3                  1%4
  proceeds)
1.       A contingent deferred sales charge may apply if you redeem Class A shares of the Fund that were purchased by exchanging Class A shares of another Oppenheimer fund that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares."
2.       Applies to redemptions in the first year after purchase.  The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.

4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                             Class A Shares       Class B Shares    Class C Shares          Class N Shares
---------------------------------------

Management Fees                                       0.47%                0.47%                0.47%                0.47%

---------------------------------------
Distribution  and/or  Service  (12b-1)                0.20%                0.75%                0.75%                0.50%
Fees
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Other Expenses                                        0.50%                0.49%                0.49%                0.52%

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Total Annual Operating Expenses                       1.17%                1.71%                1.71%                1.49%

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

  For the fiscal year ended July 31, 2002, "Distribution and/or Service (12b-1) Fees" and "Total Annual Operating
  Expenses" for Class N shares were 0.48% and 1.47%, respectively, before the restatement described in the first paragraph on this page.
      The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per annum for all classes. That undertaking is effective October 1,
  2001, is prorated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.49% and 1.16% for Class A, 0.48% for Class B, 0.48% and 1.70% for Class C and
  0.51% and 1.48% (including restatement for 12b-1 fees) for Class N, respectively.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated and then reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time.  Based on these assumptions your expenses would be as follows:

If shares are redeemed:                       1 Year            3 Years          5 Years           10 Years
Class A Shares                                 $119              $372              $644             $1,420
Class B Shares                                 $674              $839             $1,128            $1,7461
Class C Shares                                 $274              $539              $928             $2,019
Class N Shares                                 $252              $471              $813             $1,779

If shares are not redeemed:                   1 Year            3 Years          5 Years           10 Years
Class A Shares                                 $119              $372              $644             $1,420
Class B Shares                                 $174              $539              $928             $1,7461
Class C Shares                                 $174              $539              $928             $2,019
Class N Shares                                 $152              $471              $813             $1,779
In the first example, expenses include the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

1.       Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Fund invests in short-term money market instruments that must meet quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Fund's Manager tries to reduce risks by diversifying investments and by carefully researching investments before the Fund buys them. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? The Fund invests in a variety of money market instruments. They may have fixed, variable or floating interest rates.  Below is a brief description of the types of money market instruments the Fund invests in.

     o   U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States.  Other U.S. government securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government.  Some U.S. government securities issued by agencies or instrumentalities of the
         U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury.  Others may be supported only by the credit of the instrumentality.

     o   Bank Obligations.  The Fund can buy time deposits, certificates of deposit and bankers' acceptances.
         These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

     o   Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Fund may buy commercial paper only if it matures in nine months or less from the date of purchase.

o        Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

     o   Other Money Market Obligations.  The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or a corporation whose commercial paper may be purchased by the Fund.  A bank whose money market instruments the Fund buys must meet credit criteria set by the Fund's Board of Trustees.

         Additionally, the Fund may buy other money market instruments that its Board of Trustees approves from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

         Currently, the Board has approved the Fund's purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in other approved locations, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

WHAT CREDIT QUALITY, DIVERSIFICATION AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS?  The Fund may buy
         only those investments that meet standards set by the Board of Trustees and standards prescribed by the
         Investment Company Act for money market funds.  The Fund's Board has adopted evaluation procedures for the Fund's portfolio investments, and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

         In general, the Fund buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:
     o   rated in one of the two highest short-term rating categories by two nationally-recognized rating organizations, or
     o   rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
     o   unrated investments that the Manager determines are comparable in quality to instruments rated in the two highest rating categories.

         The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. In addition, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques involve risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes.  The Fund can purchase notes with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks.  The Fund can invest in U.S. dollar-denominated money market securities of foreign banks that are payable in the U.S. or in other locations approved by the Fund's Board.  It can also buy dollar-denominated securities of foreign branches of U.S. banks.
         These securities have investment risks different from obligations of domestic branches of U.S. banks.
         Risks that may affect the bank's ability to pay its debt include:

     o   political and economic developments in the country in which the bank or branch is located,
     o   imposition of withholding taxes on interest income payable on the securities,
     o   seizure or nationalization of foreign deposits,
     o   the establishment of exchange control regulations and

     o   the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks.
         None of those U.S. and state regulations apply to foreign banks.

Bank Loan Participation Agreements.  The Fund can invest in bank loan participation agreements.  They provide the
         Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

Asset-Backed Securities.  The Fund can invest in asset-backed money market instruments.  These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the
         Fund.

         These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement typically applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

Repurchase Agreements.  The Fund may enter into repurchase agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than
         7 days.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.  That limit generally does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002 including other Oppenheimer funds, with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York,
New York 10018.

Portfolio Managers. Carol E. Wolf and Barry D. Weiss are the Fund's portfolio managers.  They are Vice Presidents of the Fund and are the persons principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has been a portfolio manager of the Fund since June 15, 1998 and Mr. Weiss, since
         July 2001. Ms. Wolf is a Senior Vice President of the Manager and Mr. Weiss is a Vice President of the
         Manager, and each is an officer and portfolio manager of other Oppenheimer funds. Prior to joining the
         Manager as Senior Credit Analyst in February, 2000, Mr. Weiss held the following positions: Associate
         Director, Fitch IBCA Inc. (April 1998 - February 2000); News Director, Fitch Investors Service
         (September 1996 - April 1998).

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.500% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, and 0.400% of net assets in excess of $1 billion.  The Fund's management fee for the fiscal year ended July 31, 2002 was 0.47% of the Fund's average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below.  The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

o        Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day with a guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next regular business day.  The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
         Your check must be in U.S. dollars and drawn on a U.S. bank. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your
         investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.CALL.OPP to notify the Distributor of the wire and to receive further instructions.

     o   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system.  You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     o   Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
         Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50). There are reduced minimum investments under special investment plans.
     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make
         initial and subsequent investments for as little as $25.  o        The minimum additional investment in
         any such plan accounts established on or after November 1, 2002 is $50.  The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25.  To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least
         $500.
     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies.  Additional purchases may be for as little as o  $25.  To establish any type of IRA account on or after November 1, 2002, the minimum investment is $500.  The minimum additional investment to any type of IRA account after November 1, 2002 is $50.

                  The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can
         ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share without any initial sales charge that applies.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share.

         The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Under a policy adopted by the
         Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine net asset value.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for that security. A security's valuation may differ depending on the method used for determining value.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares there is no initial sales charge on your purchase.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C
         Shares?" below.

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to
         Class B, Class C or Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
         Class C or Class N asset-based sales charge described below and in the Statement of Additional
         Information.  Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge  Arrangements and Waivers.  Appendix C to the Statement of Additional  Information details the conditions  for the waiver of sales  charges that apply in certain  cases,  and the special sales charge rates that apply to purchases of shares of the Fund by certain groups or under specified  retirement  plan  arrangements or in other  special  types of  transactions.  To receive a waiver or special  sales  charge  rate,  you must  advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge.

Will You Pay a Sales Charge When You Sell Class A Shares?  The Fund does not charge a fee when you redeem Class A shares of this Fund that you bought either directly or by reinvesting dividends or distributions from another Oppenheimer fund.  Generally, you will not pay a fee when you redeem Class A shares of this Fund you bought by exchange of Class A shares of another Oppenheimer fund.  However,

     o   if you bought shares of this Fund by exchanging Class A shares of another Oppenheimer fund that were subject to the Class A contingent deferred sales charge of that fund, and
     o   if those shares remain subject to that Class A contingent deferred sales charge when you exchange them into this Fund,

     o   then, you will pay the contingent deferred sales charge if you redeem those shares from this Fund (i)
         within 24 months of the purchase date of the shares you exchanged, if you initially purchased shares of either Rochester Fund Municipals or Oppenheimer Rochester National Municipals, or (ii) within 18 months of the purchase date of the shares of the fund you exchanged, if you initially purchased class A shares of any other Oppenheimer fund.

HOW CAN YOU BUY CLASS B SHARES?  You can acquire Class B shares by exchanging Class B shares of other Oppenheimer funds.  Direct purchases are permitted only in certain cases:
     o   by plan administrators or plan sponsors on behalf of plan participants in qualified retirement plans.
     o   by investors who establish an Asset Builder Plan.  Purchases of Class B shares through an Asset Builder
         Plan are subject to certain requirements and conditions which are described in the Statement of
         Additional Information.  You may open a Class B Asset Builder Plan account with a minimum initial investment of $5,000.

         Class B shares are sold at net asset value per share without an initial sales charge. However, if Class
B shares are redeemed within 6 years of the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            Contingent Deferred Sales Charge on
Years Since Beginning of Month in Which                     Redemptions in That Year
Purchase Order was Accepted                                 (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
6 and following                                             None
-----------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below.
         The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
         Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares may be acquired at net asset value per share only by exchange of
Class C shares of other Oppenheimer funds, except that direct purchases are permitted by plan administrators or plan sponsors on behalf of participants in qualified retirement plans. If Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Distribution and Service (12b-1) Plans

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund.  With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.20%
         service fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.
         The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class
         C shares, and the Fund pays the Distributor an annual service fee of 0.25% per year and an asset-based sales charge of 0.25% per year on Class N shares. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time.

         The asset-based sales charge increases Class B and Class C expenses by 0.75%, and if the service fee were paid, it would further increase each class' expenses by 0.25% of average net assets per year. The asset-based sales charge and service fee increases Class N expenses by 0.50% of the net assets per year of that class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.  If the service fees were paid, the Distributor would use them to pay dealers for providing personal services for accounts that hold Class B or Class C shares.

On direct purchases of Class B shares for Asset Builder Plans, the Distributor currently pays a sales concession of 4.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale.
         On direct purchases of Class B shares by OppenheimerFunds prototype 401(k) plans, the Distributor currently pays a sales concession of 3.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The Distributor retains the Class B asset-based sales charge in either case. See the Statement of Additional Information for exceptions.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

         The  Distributor  currently  pays a sales  concession  of 0.75% of the  purchase  price of
         Class N shares to dealers  from its own  resources  at the time of sale.  The  Distributor also pays the 0.25%  Class N service  fee to dealers  in advance  for the first year after the Class N shares are sold by the dealer.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is  therefore  1.00% of the  purchase  price.  After the shares have been held for a year, the  Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor retains the asset-based sales charge on Class N shares, and the service fee for accounts for which it renders the required personal service. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.CALL.OPP
(1.800.225.5677).  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.  After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.  After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.CALL.OPP.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.CALL.OPP. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.CALL.OPP for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.CALL.OPP.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund that were purchased by reinvesting dividends or distributions from another Oppenheimer fund or by exchanging shares from another Oppenheimer fund on which you paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in Class

A shares of other Oppenheimer funds without paying a sales charge.  This privilege does not apply to Class C or
Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS.  You may buy shares of the Fund for your retirement plan account.  If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.CALL.OPP, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check

     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,

o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.CALL.OPP.

Checkwriting.  To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.  Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.CALL.OPP to request checkwriting for an account in this Fund with the same registration as the other account.
o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $100. Effective November 1, 2002, this amount will increase to $500 for newly issued checkbooks. Checks written below the stated amount on the check will not be accepted.

o        Checks cannot be paid if they are written for more than your account value. Remember, your shares may fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or
         Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.CALL.OPP.
         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.
         There is a possibility that the wire may be delayed up to seven days to enable the fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.
how contingent deferred sales charges affect redemptions.  If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
         Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.

         You may pay a sales charge when you exchange Class A shares of this Fund.  Because Class A shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange
         Class A shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting dividends or distributions from other Oppenheimer funds, or shares of this Fund purchased by exchange of shares on which you paid a sales charge.

         For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.CALL.OPP.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.CALL.OPP, or by using PhoneLink for automated exchanges by calling 1.800.CALL.OPP.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
     o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

o        The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the

         Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

               Effective September 27, 2002, a $12 annual fee will be charged on any account valued less than
$500. See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink or Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
         10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by
         Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary Redemptions of Small Accounts may be made by the Fund if the account value has fallen below $200. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.CALL.OPP.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains.

         The Fund intends to be as fully invested as possible to maximize its yield.  Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Fund receives Federal Funds from your purchase payment.

CAPITAL GAINS.  The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.  Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset.  It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.  Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .05       .05       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.05)     (.05)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.05)     (.05)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 1.31%     4.84%     5.10%     4.30%     4.61%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $439,893  $395,898  $317,198  $264,632  $210,477
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $405,285  $351,490  $312,440  $245,622  $186,795
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           1.30%     4.67%     5.00%     4.22%     4.48%
 Expenses                                        1.17%     1.15%     1.06%     1.10%     1.28%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.16%     1.15%     1.06%     1.10%     1.28%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 CLASS B       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .04       .04       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.04)     (.04)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.04)     (.04)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 0.76%     4.25%     4.52%     3.72%     3.98%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $417,768  $239,201  $172,345  $204,081   $80,005
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $288,676  $208,775  $225,824  $170,068   $73,003
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           0.75%     4.07%     4.40%     3.67%     3.93%
 Expenses                                        1.71%     1.70%     1.61%     1.65%     1.83%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.70%     1.70%     1.61%     1.65%     1.83%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER CASH RESERVES

 CLASS C       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .04       .04       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.04)     (.04)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.04)     (.04)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 0.76%     4.26%     4.52%     3.73%     3.99%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $123,120   $85,076   $49,382   $49,607   $18,101
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $ 85,893   $68,741   $59,556   $37,244   $15,297
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           0.80%     4.07%     4.44%     3.67%     3.94%
 Expenses                                        1.71%     1.70%     1.61%     1.65%     1.83%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.70%     1.70%     1.61%     1.65%     1.83%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 CLASS N       YEAR ENDED JULY 31,                              2002     2001(1)
===============================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
 Net asset value, beginning of period                         $ 1.00    $ 1.00
-------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                           .01       .01
 Net realized gain                                                --(2)     --
                                                         ----------------------
 Total from investment operations                                .01       .01
-------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.01)     (.01)
 Distributions from net realized gain                             --(2)     --
                                                         ----------------------
 Total dividends and/or distributions
 to shareholders                                                (.01)     (.01)
-------------------------------------------------------------------------------
 Net asset value, end of period                                $1.00     $1.00
                                                         ======================

===============================================================================
 TOTAL RETURN(3)                                                1.08%     1.49%
-------------------------------------------------------------------------------

===============================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $42,761    $4,275
-------------------------------------------------------------------------------
 Average net assets (in thousands)                           $21,014    $  737
-------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                          0.68%     3.03%
 Expenses                                                       1.47%     1.19%
 Expenses, net of voluntary waiver of transfer agent
 fees and/or reduction to custodian expenses                    1.46%     1.19%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
4. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Cash Reserves

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
------------------------------------------- ------------------------------------------------------------------

By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL.OPP (225.5677)

------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------

By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217

------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------

On the Internet:                            You can send us a request by e-mail or read or down-load
                                            documents on the OppenheimerFunds website:
                                            www.oppenheimerfunds.com

------------------------------------------- ------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-5582   The Fund's shares are distributed by:
PR0760.001.0902                                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

APPENDIX TO THE PROSPECTUS OF OPPENHEIMER CASH RESERVES

         Graphic material included in Prospectus of Oppenheimer Cash Reserves (the "Fund") under the heading:
"Annual Total Returns (as of 12/31 each year)."

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/91                                         5.67%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/92                                         3.07%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/93                                         2.05%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                         3.22%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                         4.84%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                         4.51%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         4.48%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         4.57%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         4.40%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         5.51%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

12/31/01                                         3.29%

------------------------------------------------ -------------------------------------------------

                                                        55
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Cash Reserves
-------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 24, 2002

         This  Statement  of  Additional  Information  is  not a  prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the Prospectus  dated September 24, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box 5270,  Denver,  Colorado  80217,  by calling  the  Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading  it  from  the   OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents                                                                                                    Page

About the Fund

About Your Account

How To Buy Shares................................................................................................29
How To Sell

Financial Information About the Fund

-------------------------------------------------------------------------------------------------------------------

A B O U T  T H E  F U N D
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment policies of the Fund are described in the Prospectus.  This
Statement  of  Additional  Information  contains  supplemental  information  about those  policies and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc.  will  select  for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's  objective is to seek the maximum  current  income that is consistent with  stability of principal.  The Fund will not make  investments  with the objective of seeking  capital  growth.
However,  the value of the  securities  held by the Fund may be  affected  by changes in  general  interest  rates.
Because the current value of debt  securities  varies  inversely  with changes in  prevailing  interest  rates,  if interest  rates  increase  after  a  security  is  purchased,  that  security  would  normally  decline  in  value.
Conversely,  if interest  rates  decrease  after a security is  purchased,  its value  would rise.  However,  those fluctuations  in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually  intend to dispose of securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Fund may sell securities  prior to their maturity,  to attempt to take advantage of short-term  market variations,  or because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares.  In such cases,  the Fund may realize a capital gain or loss on the security.

         o    Ratings of  Securities -- Portfolio  Quality,  Maturity and  Diversification.  Under Rule 2a-7 of the
Investment  Company Act, the Fund uses the  amortized  cost method to value its  portfolio  securities to determine the Fund's net asset value per share.  Rule 2a-7 places  restrictions on a money market fund's  investments.  Under that Rule, the Fund may purchase only those  securities  that the Manager,  under  Board-approved  procedures,  has determined  have minimal  credit risks and are  "Eligible  Securities."  The rating  restrictions  described in the
Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

         An "Eligible  Security" is one that has been rated in one of the two highest  short-term rating categories by any two  "nationally-recognized  statistical rating  organizations."  That term is defined in Rule 2a-7 and they are  referred  to as  "Rating  Organizations"  in this  Statement  of  Additional  Information.  If only one Rating
Organization has rated that security,  it must have been rated in one of the two highest rating  categories by that
Rating  Organization.  An unrated security that is judged by the Manager,  subject to review by the Fund's Board of
Directors,  to be of  comparable  quality  to  Eligible  Securities  rated by Rating  Organizations  may also be an
"Eligible Security."

         Rule 2a-7  permits  the Fund to  purchase  any  number  of "First  Tier  Securities."  These are  Eligible
Securities  that have been rated in the highest  rating  category for short-term  debt  obligations by at least two
Rating  Organizations.  If only one Rating  Organization has rated a particular  security,  it must have been rated in the highest rating category by that Rating  Organization.  Comparable  unrated securities may also be First Tier
Securities.

         Under  Rule 2a-7,  the Fund may invest  only up to 5% of its total  assets in  "Second  Tier  Securities."
Those are Eligible  Securities  that are not "First Tier  Securities."  In  addition,  the Fund may not invest more than:
o        5% of its total assets in the securities of any one issuer (other than the U.S.  government,  its agencies or instrumentalities) or
o        1% of its total  assets  or $1  million  (whichever  is  greater)  in Second  Tier  Securities  of any one issuer.

         Under Rule 2a-7, the Fund must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days, and the maturity of any single  portfolio  investment may not exceed 397 days.  The Board  regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

         If a  security's  rating is  downgraded,  the  Manager or the Board of Trustees  may have to reassess  the security's  credit risk. If a security is downgraded,  the Manager or the Board of Trustees will promptly  reassess whether  the  security  continues  to present  minimal  credit  risk,  reassess  the status of the  security  as an
"eligible  security,"  and take such actions as is  appropriate.  If the Fund disposes of the security  within five days of the Manager  learning of the  downgrade,  the Manager  will provide the Board of Trustees  with  subsequent notice of such downgrade.  If a security is in default,  or ceases to be an Eligible Security,  or is determined no longer to present  minimal  credit  risks,  the Board of Trustees  must  determine  whether it would be in the best interests of the Fund to dispose of the security.

         The Rating Organizations  currently designated as  nationally-recognized  statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's, a division of the McGraw-Hill  Companies,  Moody's
Investors  Service,  Inc.  and  Fitch,  Inc.  Appendix  A to this  Statement  of  Additional  Information  contains descriptions  of the  rating  categories  of those  Rating  Organizations.  Ratings  at the time of  purchase  will determine whether securities may be acquired under the restrictions described above.

         o    U.S. Government  Securities.  U.S. government  securities are obligations issued or guaranteed by the
U.S.  government or its agencies or  instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are  issued)  and  Treasury  Notes and Bonds  (which  are  issued  with  longer  maturities).  All
Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and  instrumentalities  that issue or guarantee  securities include,  but are not limited to, the Federal  Housing  Administration,  Farmers Home  Administration,  Export-Import  Bank of the United
States, Small Business Administration,  Government National Mortgage Association,  General Services Administration,
Bank for  Cooperatives,  Federal Home Loan Banks,  Federal Home Loan  Mortgage  Corporation,  Federal  Intermediate
Credit Banks,  Federal Land Banks,  Maritime  Administration,  the Tennessee  Valley  Authority and the District of
Columbia Armory Board.

         Securities issued or guaranteed by U.S.  government agencies and  instrumentalities  are not always backed by the full faith and  credit of the  United  States.  Some,  such as  securities  issued by the  Federal  National
Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or  instrumentality to borrow from the
Treasury.  Others,  such as securities  issued by the Federal Home Loan Mortgage  Corporation  ("Freddie Mac"), are
supported only by the credit of the  instrumentality  and not by the Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally  to the agency  issuing the obligation  for repayment and may not be able to assert a claim against the United States if the issuing  agency or instrumentality does not meet its commitment.

         Among the U.S. government  securities that may be purchased by the Fund are  "mortgage-backed  securities"
of Fannie Mae,  Government  National  Mortgage  Association  ("Ginnie  Mae") and  Freddie  Mac.  Timely  payment of principal  and  interest  on Ginnie  Mae  pass-throughs  is  guaranteed  by the full faith and credit of the United
States.  These  mortgage-backed  securities include  "pass-through"  securities and  "participation  certificates."
Both types of securities  are similar,  in that they  represent  pools of mortgages  that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors  are passed through to the holders of the  interests  in the pool.  Another  type of  mortgage-backed  security is the  "collateralized mortgage obligation."  It is similar to a conventional bond and is secured by groups of individual mortgages.

         o    Time  Deposits and Other Bank  Obligations.  The types of "banks" whose  securities  the Fund may buy include  commercial  banks,  savings banks, and savings and loan  associations,  which may or may not be members of the Federal Deposit Insurance Corporation.  The Fund may also buy securities of "foreign banks" that are:
o        foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
o        U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
o        foreign branches of foreign banks.

         The Fund may invest in fixed time deposits.  These are  non-negotiable  deposits in a bank for a specified period of time at a stated  interest rate.  They may or may not be subject to withdrawal  penalties.  However,  the
Fund's  investments in time deposits that are subject to penalties (other than time deposits  maturing in less than
7 days) are subject to the 10%  investment  limitation  for  investing in illiquid or  restricted  securities,  set forth in "Illiquid and Restricted  Securities" in the Prospectus.  The Fund will buy bank  obligations  only from a domestic  bank with total  assets of at least $2.0  billion  or from a foreign  bank with total  assets of at least
$30.0 billion.  Those asset requirements apply only at the time the obligations are acquired.

         o    Insured Bank  Obligations.  The Federal Deposit Insurance  Corporation  ("FDIC") insures the deposits of banks and  savings  and loan  associations  up to  $100,000  per  investor.  Within  the limits set forth in the
Prospectus,  the Fund may purchase bank  obligations  that are fully insured as to principal by the FDIC. To remain fully  insured  as to  principal,  these  investments  must  currently  be  limited to  $100,000  per bank.  If the principal  amount and accrued  interest  together  exceed  $100,000,  then the  accrued  interest in excess of that
$100,000 will not be insured.

         o    Bank Loan  Participation  Agreements.  The Fund may  invest in bank  loan  participation  agreements, subject to the  investment  limitation  set forth in the  Prospectus  as to  investments  in  illiquid  securities.
Participation  agreements  provide an  undivided  interest  in a loan made by the bank  issuing  the  participation interest in the proportion  that the buyer's  investment  bears to the total  principal  amount of the loan.  Under this type of  arrangement,  the issuing bank may have no  obligation  to the buyer other than to pay  principal and interest on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated  to make  payments of principal  and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

         o    Asset-Backed  Securities.  These securities,  issued by trusts and special purpose corporations,  are backed by pools of assets,  primarily  automobile  and  credit-card  receivables  and home equity loans.  They pass through the  payments on the  underlying  obligations  to the security  holders  (less  servicing  fees paid to the originator or fees for any credit  enhancement).  The value of an  asset-backed  security is affected by changes in the market's  perception of the asset backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest  passed  through to holders of  asset-backed  securities  are typically supported  by some form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having a  priority  to  certain  of the  borrower's  other  securities.  The  degree of credit enhancement  varies,  and  generally  applies to only a fraction  of the  asset-backed  security's  par value until exhausted.  If the credit enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required  payments of  principal  and  interest are not made with  respect to the  underlying  loans,  the Fund may experience losses or delays in receiving payment.

         The risks of  investing in  asset-backed  securities  are  ultimately  dependent  upon payment of consumer loans by the individual  borrowers.  As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying  loans are subject to  prepayments,  which shorten the weighted  average life of  asset-backed  securities and may lower their return,  in the same manner as for prepayments of a pool of mortgage loans underlying  mortgage-backed  securities.
However,  asset-backed  securities  do not have  the  benefit  of the  same  security  interest  in the  underlying collateral as do mortgage-backed securities.

         o    Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund  acquires  a  security  from,  and simultaneously  resells it to, an approved  vendor for delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the repurchase  agreement is in effect. An "approved  vendor" may be a U.S.  commercial bank, the U.S.
branch  of a  foreign  bank,  or a  broker-dealer  which  has  been  designated  a  primary  dealer  in  government securities.  They must meet the credit requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically will  occur  within one to five days of the  purchase.  The Fund will not enter into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject  to  repurchase  agreements  maturing  in more than seven days.

         Repurchase agreements are considered "loans" under the Investment Company Act of 1940 ("Investment
Company Act") collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully  collateralize  the  repayment  obligation.  Additionally,  the Manager  will  monitor the  vendor's creditworthiness  to confirm that the vendor is financially  sound and will  continuously  monitor the collateral's value.  However,  if the vendor  fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Joint  Repurchase  Agreements  (Proposed).  Pursuant to an Exemptive  Order issued by the  Securities  and Exchange
Commission,  the Fund, along with other affiliated  entities managed by OFI, may transfer  uninvested cash balances into one or more joint  repurchase  agreement  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities pledged as collateral for repurchase agreements are held by a  custodian  bank until the  agreements  mature.  Each  agreement  requires  that the market  value of the collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

         o    Floating  Rate/Variable  Rate  Obligations.  The Fund may  invest in  instruments  with  floating  or variable  interest rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 90-day U.S.  Treasury Bill rate, the rate of return on commercial  paper or bank certificates of deposit,  or some other standard.  The rate on the investment is adjusted  automatically  each time the market  rate is  adjusted.  The  interest  rate on a variable  rate  obligation  is also based on a stated
prevailing  market  rate but is adjusted  automatically  at a  specified  interval of not less than one year.  Some variable  rate or floating  rate  obligations  in which the Fund may invest  have a demand  feature  entitling  the holder  to  demand  payment  of an  amount  approximately  equal to the  amortized  cost of the  instrument  or the principal amount of the instrument plus accrued  interest at any time, or at specified  intervals not exceeding 397 days. These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include  master demand notes,  which are  obligations  that permit the Fund to invest  fluctuating  amounts in a note.  The  amount  may  change  daily  without  penalty,  pursuant  to direct arrangements  between the Fund,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these notes  fluctuate from time to time.  The issuer of this type of obligation  normally has a  corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the obligation plus accrued interest.  The  issuer  must  give a  specified  number  of days'  notice  to the  holders  of  those  obligations.
Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although they are redeemable  from the issuer at face value.  Accordingly,  where these  obligations are not secured by letters of credit or other credit support  arrangements,  the Fund's right to redeem them is dependent  on the ability of the note issuer to pay  principal  and interest on demand.  These types of obligations  usually are not rated by credit rating  agencies.  The Fund may invest in obligations  that are not rated only if the Manager  determines at the time of investment that the  obligations are of comparable  quality to the other  obligations  in which the Fund may  invest.  The  Manager,  on behalf  of the  Fund,  will  monitor  the creditworthiness  of the issuers of the  floating  and  variable  rate  obligations  in the Fund's  portfolio on an ongoing basis.

         o    Loans of Portfolio  Securities.  To attempt to increase its income,  the Fund may lend its  portfolio securities to brokers,  dealers and other financial  institutions.  These loans are limited to not more than 25% of the value of the Fund's  total assets and are subject to other  conditions  described  below.  There are some risks in lending securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned  securities.  The Fund presently  does not intend to lend its  securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

         The Fund must receive  collateral for a loan.  Under current  applicable  regulatory  requirements  (which are subject to change),  on each  business  day the loan  collateral  must be at least equal to the market value of the loaned  securities.  The collateral must consist of cash, bank letters of credit,  U.S.  government  securities or other cash  equivalents  in which the Fund is permitted to invest.  To be acceptable as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the  letter.
Such terms and the issuing bank must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  from the borrower an amount equal to the interest  paid or the dividends  declared on the loaned securities  during the term of the loan. It may also receive  negotiated loan fees and the interest on the collateral  securities,  less any finders',  custodian bank,  administrative  or other fees the Fund pays in  connection  with the loan.  The Fund may share the  interest it  receives on the  collateral securities  with the borrower as long as it realizes at least a minimum amount of interest  required by the lending guidelines established by its Board of Trustees.

         The Fund will not lend its  portfolio  securities  to any officer,  Trustee,  employee or affiliate of the
Fund or its  Manager.  The terms of the Fund's loans must meet  certain  tests under the Internal  Revenue Code and permit the Fund to reacquire  loaned  securities  on five  business days notice or in time to vote on any important matter.

         o    Illiquid and  Restricted  Securities.  Under the policies and  procedures  established  by the Fund's
Board of Trustees,  the Manager determines the liquidity of certain of the Fund's  investments.  Investments may be illiquid  because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid  securities  the Fund can buy include  issues  that may be redeemed  only by the issuer upon more than  seven days  notice or at  maturity,  repurchase  agreements  maturing  in more than  seven  days,  fixed time deposits  subject to withdrawal  penalties  which mature in more than seven days, and other  securities that cannot be sold  freely due to legal or  contractual  restrictions  on resale.  Contractual  restrictions  on the resale of illiquid  securities  might  prevent or delay  their sale by the Fund at a time when such sale would be  desirable.
Illiquid  securities  include  repurchase  agreements  maturing  in more  than 7  days,  or  certain  participation interests other than those with puts exercisable within 7 days.

         There  are  restricted  securities  that are not  illiquid  that the Fund can buy.  They  include  certain master  demand notes  redeemable on demand,  and  short-term  corporate  debt  instruments  that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.

Investment Restrictions

              o   What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding voting  securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

              o   67% or more of the shares  present  or  represented  by proxy at a  shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         o    Does the Fund Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund:

o        The Fund cannot invest in commodities or commodity contracts;

o        The Fund  cannot  invest  in real  estate;  however,  the Fund may  purchase  debt  securities  issued  by companies which invest in real estate or interests therein;

o        The Fund cannot purchase securities on margin or make short sales of securities;

o        The Fund cannot  invest in or hold  securities  of any issuer if those  officers and trustees or directors of the Fund or its Manager who  beneficially  own  individually  more than1/2of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

o        The Fund cannot  underwrite  securities  of other  companies  except  insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

o        The Fund cannot  invest more than 5% of its total assets in  securities  of companies  that have  operated less than three years, including the operations of predecessors;

o        The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which  assets  of the Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow  arrangements  are established, to cover the related obligations;

o        With respect to 75% of its assets,  the Fund cannot  purchase  securities  issued or guaranteed by any one issuer  (except the U.S.  Government  or its  agencies or  instrumentalities),  if more than 5% of the Fund's total assets  would be  invested  in  securities  of that  issuer or Fund would  then own more than 10% of that  issuer's voting securities;

o        The Fund cannot  concentrate  investments  to the extent of 25% of its assets in any industry;  except for obligations of foreign banks or foreign  branches of domestic  banks,  time deposits,  other bank  obligations  and
U.S. government securities as described in the Prospectus and Statement of Additional Information;

o        The Fund cannot make loans,  except that the Fund may purchase debt instruments and repurchase  agreements as  described in the  Prospectus  and  Statement of  Additional  Information,  and the Fund may lend its  portfolio securities as described under "Loans of Portfolio Securities" in the Statement of Additional Information; or

o        The Fund  cannot  borrow  money in excess of 10% of the value of its total  assets or make any  investment when  borrowings  exceed 5% of the  value of its total  assets;  it may  borrow  only as a  temporary  measure  for extraordinary or emergency purposes; no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

|X|      Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies?

         The Fund has additional  operating  policies that are not  "fundamental,"  and which can be changed by the
Board of Trustees without shareholder approval.

         The Fund cannot  invest in securities of other  investment  companies,  except if it acquires them as part of a merger, consolidation or acquisition of assets.

         For purposes of the Fund's policy not to concentrate  its  investments in securities of issuers,  the Fund has adopted the  industry  classifications  set forth in Appendix B to this  Statement of  Additional  Information.
This is not a fundamental policy.

How the Fund Is Managed

Organization  and History.  The Fund is an open-end  diversified  management  company  organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

         The Fund is  governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         o Classes of Shares.  The Trustees are  authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued shares of the Fund into additional  series or classes of  shares.  The  Trustees  also may divide or  combine  the  shares of a class into a greater or lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.

         The Fund  currently  has four  classes  of shares:  Class A,  Class B,  Class C, and Class N. All  classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value (although this is highly unlikely),

         may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each  classare has one vote at  shareholder  meetings, with fractional shares voting  proportionally  on matters submitted to the vote of shareholders.  Each share of the
Fund  represents  an interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold  meetings  when  required to do so by the
Investment  Company Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list  available to the  applicants  or  mail  their  communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares.  The  Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express disclaimer of shareholder or Trustee  liability  for the Fund's  obligations.  It also  provides for  indemnification  and  reimbursement  of expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its  obligations.  The
Declaration  of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or  obligation  of the Fund and shall  satisfy any  judgment on that claim.  Massachusetts law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial loss from being held liable as a "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees,  which is responsible for protecting the interests of shareholders  under  Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on  important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit  Committee and a Review  Committee.  The members of the Audit Committee are  Edward L.  Cameron  (Chairman),  William  L.  Armstrong,  George  C.  Bowen and  Robert J.  Malone.  The Audit
Committee  held 7 meetings  during the fiscal year ended July 31, 2002.  The Audit  Committee  furnishes  the Board with  recommendations  regarding  the selection of the Fund's  independent  auditors.  Other main  functions of the
Audit Committee  include,  but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged;  (ii) reviewing  reports from the Fund's  independent  auditors  regarding the Fund's internal  accounting procedures and controls;  and (iii)  establishing a separate line of communication  between the Fund's  independent auditors and its independent Trustees.

         The  Audit  Committee's  functions  include  selecting  and  nominating,  to the full  Board,  Independent nominees  for  election as  Independent  Trustees.  The Audit  Committee  may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those  instances when a shareholder  vote is required.  To date, the Audit  Committee has been able to identify from its own  resources an ample  number of qualified  candidates.  Nonetheless,  shareholders  may submit names of individuals,  accompanied by complete and properly  supported resumes,  for the Audit Committee's  consideration by mailing such  information  to the  Committee in care of the Fund.  The  Committee may consider such persons at such time as it meets to consider possible nominees. The Committee,  however,  reserves sole discretion to determine the candidates to present to the Board and/or  shareholders and when it meets for the purpose of considering  potential nominees.

         The members of the Review Committee are Jon S. Fossel  (Chairman),  Robert G. Avis, Sam Freedman,  Beverly
Hamilton  and F.  William  Marshall,  Jr. The Review  Committee  held 7 meetings  during the fiscal year ended July
31, 2002.  Among other  functions,  the Review  Committee  reviews reports and makes  recommendations  to the Board concerning  the fees paid to the  Fund's  transfer  agent and the  services  provided  to the Fund by the  transfer agent.  The Review  Committee also reviews the Fund's  investment  performance and policies and procedures  adopted by the Fund to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees is an  independent  trustee of the
Fund ("Independent  Trustee").  Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a  shareholder  of its parent  company.
Mr.  Murphy  was  elected  as a Trustee  of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will  resign as a trustee  of the Fund and the other  Board II Funds
(defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following Oppenheimer funds1  (referred  to as  "Board II
Funds"):

Oppenheimer Cash Reserves                                    Oppenheimer Select Managers
Oppenheimer Champion Income Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                  Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                          Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                  Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                     Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                          Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                       Centennial Money Market Trust
Oppenheimer Municipal Fund                                   Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund                                  Centennial Tax Exempt Trust

         Messrs.  Murphy,  Molleur,  Wixted, Weiss Masterson,  Vottiero and Zack, and Mses. Feld, Wolf and Ives who
are officers of the Fund,  respectively  hold the same offices with one or more of the other Board II Funds as with the Fund. As of August 29, 2002,  the Trustees and officers of the Fund as a group owned of record or  beneficially less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially owned under that plan by the officers of the Fund listed above. In addition,  each  Independent  Trustee,  and his family members,  do not own securities of either the Manager or  Distributor of the Board II Funds or any person  directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

         o Affiliated  Transactions and Material Business  Relationships.  In 2000, Mr. Swain sold 93,000 shares of
Oppenheimer  Acquisition  Company ("OAC") (the Manager's parent holding company),  for a cash payment of $4,278,930 and surrendered for cancellation  60,000 options to Massachusetts  Mutual Life Insurance Company  ("MassMutual) for
a cash payment of $2,569,800.  In 2001, Mr. Swain  surrendered for cancellation  60,000 options to MassMutual for a cash payment of $2,700,600.

         Mr. Swain has reported  that he sold a residential  property to Mr.  Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

         The address of each  Trustee in the chart below is 6803 S. Tucson Way,  Centennial,  CO  80112-3924.  Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------

Independent Trustees

---------------------------------------------------------------------------------------------------------------------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5  Years  /  Other   Dollar Range       Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                      Beneficially      Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by  Trustee  /  Number  of   Owned in the    Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee            Fund          by Trustee

-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------------------------

                                                                                              As of December 31, 2001

-------------------------- -------------------------------------------------------------- ---------------------------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------

James C. Swain, Chairman   Formerly  Chief  Executive  Officer  (until August 27, 2002),  $0               Over $100,000
and Trustee, since 1988    Vice  Chairman  (until  January 2, 2002) of the  Manager  and
Age: 68                    President  and a director  (until 1997) of  Centennial  Asset
                           Management  Corporation (a wholly-owned  investment  advisory subsidiary  of the  Manager).  Oversees 41  portfolios in the
                           OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

-------------------------- -------------------------------------------------------------- ---------------- ----------------

William L. Armstrong,      Chairman   of  the   following   private   mortgage   banking  $0               $50,001-
Trustee since 2001         companies:   Cherry  Creek  Mortgage  Company  (since  1991),
Age: 65                    Centennial  State Mortgage  Company (since 1994), The El Paso
                           Mortgage Company (since 1993),  Transland Financial Services,
                           Inc.  (since  1997);   Chairman  of  the  following   private
                           companies:   Great  Frontier  Insurance   (insurance  agency)
                           (since 1995) and Ambassador Media  Corporation  (since 1984);
                           a  director  of  the  following  public  companies:   Storage
                           Technology  Corporation  (computer  equipment company) (since
                           1991),    Helmerich    &   Payne,    Inc.    (oil   and   gas
                           drilling/production   company)  (since  1992),  UNUMProvident                   $100,000
                           (insurance  company)  (since  1991).   Formerly  Director  of
                           International  Family   Entertainment   (television  channel)
                           (1992-1997) and Natec Resources,  Inc. (air pollution control equipment and services  company)  (1991-1995),  Frontier Real
                           Estate,    Inc.    (residential    real   estate   brokerage)
                           (1994-1999),  and  Frontier  Title (title  insurance  agency)
                           (1995-June  1999);  a  U.S.  Senator  (January   1979-January
                           1991).   Oversees  41  portfolios  in  the   OppenheimerFunds
                           complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Robert G. Avis, Trustee    Formerly Mr. Avis held the following positions:  Director and
since 1993                 President of A.G. Edwards Capital,  Inc.  (General Partner of
Age: 71                    private  equity  funds)  (until  February  2001);   Chairman,
                           President  and  Chief  Executive   Officer  of  A.G.  Edwards
                           Capital,  Inc. (until March 2000); Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice  Chairman of A.G.  Edwards &
                           Sons, Inc. (its brokerage  company  subsidiary)  (until March  $0               Over $100,000
                           1999);  Chairman  of A.G.  Edwards  Trust  Company and A.G.E.
                           Asset  Management  (investment  advisor)  (until March 1999);
                           and a Director (until March 2000) of A.G.  Edwards & Sons and
                           A.G.  Edwards  Trust  Company.  Oversees 41 portfolios in the
                           OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

-------------------------- -------------------------------------------------------------- ---------------- ----------------

George C. Bowen, Trustee   Formerly  (until  April  1999) Mr.  Bowen held the  following
since 1998                 positions:  Senior Vice President  (from  September 1987) and
Age: 66                    Treasurer  (from March 1985) of the Manager;  Vice  President
                           (from  June  1983)  and  Treasurer   (since  March  1985)  of
                           OppenheimerFunds  Distributor,  Inc.  (a  subsidiary  of  the
                           Manager);   Senior  Vice  President  (since  February  1992),
                           Treasurer  (since  July  1991)  Assistant   Secretary  and  a
                           director   (since   December  1991)  of  the  Manager;   Vice
                           President  (since  October 1989) and  Treasurer  (since April
                           1986)  of  HarbourView   Asset  Management   Corporation  (an
                           investment  advisory  subsidiary of the Manager);  President,
                           Treasurer  and  a  director  (June   1989-January   1990)  of
                           Centennial  Capital   Corporation  (an  investment   advisory
                           subsidiary  of the  Manager);  Vice  President  and Treasurer
                           (since  August  1978) and  Secretary  (since  April  1981) of
                           Shareholder  Services,  Inc. (a transfer agent  subsidiary of
                           the Manager); Vice President,  Treasurer and Secretary (since  $0               Over $100,000
                           November 1989) of  Shareholder  Financial  Services,  Inc. (a
                           transfer   agent   subsidiary  of  the  Manager);   Assistant
                           Treasurer  (since  March  1998)  of  Oppenheimer  Acquisition
                           Corp. (the Manager's  parent  corporation);  Treasurer (since
                           November 1989) of Oppenheimer  Partnership Holdings,  Inc. (a
                           holding  company  subsidiary of the Manager);  Vice President and  Treasurer  (since July 1996) of  Oppenheimer  Real Asset
                           Management,  Inc. (an investment  advisory  subsidiary of the
                           Manager);  Chief Executive  Officer and director (since March
                           1996)  of  MultiSource   Services,   Inc.  (a   broker-dealer
                           subsidiary of the Manager);  Treasurer  (since  October 1997)
                           of   OppenheimerFunds   International  Ltd.  and  Oppenheimer
                           Millennium  Funds plc (offshore fund management  subsidiaries
                           of   the   Manager).    Oversees   41   portfolios   in   the
                           OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Edward L. Cameron,         Director  (since  March  2001) of Genetic  ID,  Inc.  and its
Trustee since 2001         subsidiaries (a privately held biotech company);  a member of
Age: 64                    The Life  Guard of Mount  Vernon,  George  Washington's  home
                           (since    June    2000).     Formerly    a    partner    with
                           PricewaterhouseCoopers  LLP (from  1974-1999)  (an accounting  $0               Over $100,000
                           firm) and Chairman  (from  1994-1998),  Price  Waterhouse LLP
                           Global   Investment   Management   Industry  Services  Group.
                           Oversees 41 portfolios in the OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Jon S. Fossel,             Chairman  and  Director  (since  1998) of Rocky  Mountain Elk
Trustee since 1990         Foundation  (a  not-for-profit  foundation);  and a  director
Age: 60                    (since  October  1999) of P.R.  Pharmaceuticals  (a privately
                           held  company)  and  UNUMProvident  (an  insurance   company)
                           (since June 1, 2002).  Formerly Mr. Fossel held the following positions:  Chairman and a director  (until October 1996) and
                           President and Chief  Executive  Officer  (until October 1995)  $0               Over $100,000
                           of the  Manager;  President,  Chief  Executive  Officer and a
                           director  of  Oppenheimer   Acquisition  Corp.,   Shareholder
                           Services,  Inc.  and  Shareholder  Financial  Services,  Inc.
                           (until   October   1995).   Oversees  41  portfolios  in  the
                           OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Formerly (until October 1994)

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Sam Freedman,              A trustee or director of other  Oppenheimer  funds.  Formerly  $0               Over $100,000
Trustee since 1996         (until October 1994) Mr.  Freedman held several  positions in
Age: 62                    subsidiary or affiliated  companies of the Manager.  Oversees
                           41 portfolios in the OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------

Beverly   L.    Hamilton,  Trustee  (since 1996) of MassMutual  Institutional  Funds and        N/A              N/A
Trustee since 2002         of  MML   Series   Investment   Fund   (open-end   investment
Age: 56                    companies);  Director of MML Services  (since April 1987) and
                           America Funds  Emerging  Markets  Growth Fund (since  October
                           1991)  (both  are  investment   companies),   The  California
                           Endowment (a philanthropy  organization)  (since April 2002),
                           and  Community   Hospital  of  Monterey   Peninsula,   (since
                           February  2002); a trustee (since  February 2000) of Monterey
                           International Studies (an educational  organization),  and an advisor to Unilever  (Holland)'s  pension  fund and to Credit
                           Suisse First  Boston's  Sprout  venture  capital  unit.  Mrs.
                           Hamilton  also is a member of the  investment  committees  of the  Rockefeller  Foundation,  the University of Michigan and
                           Hartford   Hospital.   Formerly,   Mrs.   Hamilton  held  the
                           following  position:  President  (February  1991-April  2000)
                           ARCO Investment  Management  Company.  Oversees 40 portfolios in the OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Chairman
and Chief Executive Officer

of OppenheimerFunds Services, Chairman,
Chief Executive Officer and a

-------------------------- -------------------------------------------------------------- ---------------- ----------------

Robert J. Malone,          Director (since 2001) of Jones  Knowledge,  Inc. (a privately        N/A              N/A
Trustee since 2002         held  company),   U.S.   Exploration,   Inc.,  (since  1997),
Age: 58                    Colorado UpLIFT (a non-profit  organization) (since 1986) and a trustee of the Gallagher  Family  Foundation  (since 2000).
                           Formerly,  Mr. Malone held the following positions:  Chairman of U.S.  Bank (a  subsidiary  of U.S.  Bancorp  and  formerly
                           Colorado  National  Bank,)  (July  1996-April  1, 1999) and a
                           director of Commercial Assets, Inc. (1993-2000).  Oversees 40
                           portfolios in the OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

-------------------------- -------------------------------------------------------------- ---------------- ----------------

F. William Marshall,       Trustee  (since 1996) of MassMutual  Institutional  Funds and  $0               Over $100,000
Jr., Trustee since 2001    of  MML   Series   Investment   Fund   (open-end   investment
Age: 60                    companies).  Formerly  Chairman  (January  1999-July 1999) of
                           SIS & Family Bank,  F.S.B.  (formerly  SIS Bank);  President,
                           Chief  Executive  Officer  and  Director  (May  1993-December
                           1998)  of  SIS   Bankcorp,   Inc.  and  SIS  Bank   (formerly
                           Springfield  Institution  for  Savings)  and  Executive  Vice
                           President   (January  1999-July  1999)  of  Peoples  Heritage
                           Financial   Group,   Inc.   Oversees  41  portfolios  in  the
                           OppenheimerFunds complex.

-------------------------- -------------------------------------------------------------- ---------------- ----------------

         The  address of Mr.  Murphy in the chart below is 498  Seventh  Avenue,  New York,  NY 10018.  Mr.  Murphy
serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                              Interested Trustee and Officer

---------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------

Name, Address, Age,         Principal   Occupation(s)   During   Past  5  Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                             of Shares      Owned in any
                                                                                            Beneficially       of the
Position(s) Held with       Trusteeships/Directorships   Held  by  Trustee  /  Number  of   Owned in the     Oppenheimer
Fund and Length of Service  Portfolios in Fund Complex Currently Overseen by Trustee            Fund            Funds

--------------------------- -------------------------------------------------------------- --------------- ----------------
--------------------------- -------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

--------------------------- -------------------------------------------------------------- --------------------------------

--------------------------- -------------------------------------------------------------- --------------- ----------------

John V. Murphy,             Chairman,  Chief  Executive  Officer and director (since June
President, Principal        2001) and President  (since  September  2000) of the Manager;        $0         Over $100,000
Executive Officer and       President  and a director  or  trustee  of other  Oppenheimer
Trustee,                    funds;   President  and  a  director  (since  July  2001)  of
Trustee since October 2001  Oppenheimer  Acquisition Corp. and of Oppenheimer Partnership
Age: 53                     Holdings,   Inc.;  a  director   (since   November  2001)  of
                            OppenheimerFunds  Distributor,  Inc.; Chairman and a director
                            (since  July  2001)  of  Shareholder  Services,  Inc.  and of
                            Shareholder   Financial  Services,   Inc.;  President  and  a
                            director  (since  July  2001)  of   OppenheimerFunds   Legacy
                            Program  (a  charitable  trust  program  established  by  the
                            Manager);  a director of the  following  investment  advisory subsidiaries  of  OppenheimerFunds,  Inc.: OFI  Institutional
                            Asset  Management,   Inc.  and  Centennial  Asset  Management
                            Corporation   (since   November  2001),   HarbourView   Asset
                            Management  Corporation  and OFI  Private  Investments,  Inc.
                            (since July 2001);  President  (since November 1, 2001) and a
                            director   (since  July  2001)  of  Oppenheimer   Real  Asset
                            Management,   Inc.;  a  director  (since  November  2001)  of
                            Trinity  Investment  Management  Corp. and Tremont  Advisers,
                            Inc.   (investment   advisory  affiliates  of  the  Manager);
                            Executive   Vice   President   (since   February   1997)   of
                            Massachusetts  Mutual Life  Insurance  Company (the Manager's
                            parent  company);   a  director  (since  June  1995)  of  DBL
                            Acquisition  Corporation;  formerly,  Chief Operating Officer
                            (September  2000-June  2001) of the  Manager;  President  and
                            trustee   (November   1999-November   2001)  of  MML   Series
                            Investment Fund and MassMutual  Institutional Funds (open-end investment  companies);  a  director  (September  1999-August
                            2000)  of  C.M.  Life  Insurance  Company;  President,  Chief
                            Executive Officer and director  (September  1999-August 2000)
                            of MML Bay State Life  Insurance  Company;  a director  (June
                            1989-June 1998) of Emerald Isle Bancorp and Hibernia  Savings
                            Bank (a  wholly-owned  subsidiary  of Emerald Isle  Bancorp).
                            Oversees 69 portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- --------------- ----------------

       The address of the  Officers in the chart below is as  follows:  Messrs.  Molleur,  and Zack and Ms. Feld is
498 Seventh Avenue, New York, NY 10018, Messrs.  Masterson,  Vottiero,  Weiss and Wixted and Mses. Ives and Wolf is
6803 S.  Tucson  Way,  Centennial,  CO  80112-3924.  Each  Officer  serves  for an annual  term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------

Name, Address, Age, Position(s) Held with Fund   Principal Occupation(s) During Past 5 Years
and Length of Service

------------------------------------------------ --------------------------------------------------------------------------

------------------------------------------------ --------------------------------------------------------------------------

                                                 Vice  President  of the  Manager  (since  July  2001);  an  officer  of 7
Barry D. Weiss, Vice President and Portfolio
Manager since                                    portfolios  in the  OppenheimerFunds  complex;  formerly  Assistant  Vice
Age:  38                                         President and Senior Credit  Analyst of the Manager  (February  2000-June
                                                 2001).  Prior to joining the Manager in February  2000,  he was Associate
                                                 Director,  Structured  Finance,  Fitch IBCA Inc.  (April  1998 - February
                                                 2000);  News Director,  Fitch Investors  Service  (September 1996 - April
                                                 1998); and Senior Budget Analyst,  City of New York, Office of Management
                                                 & Budget (February 1990 - September 1996).

------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------

Carol E. Wolf, Vice President and Portfolio      Senior Vice President  (since June 2000) of the Manager;  an officer of 7
Manager since
Age:  50                                         portfolios in the  OppenheimerFunds  complex;  formerly Vice President of the Manager (June 1990 - June 2000).

------------------------------------------------ --------------------------------------------------------------------------

------------------------------------------------ --------------------------------------------------------------------------

Brian W. Wixted,                                 Senior Vice  President and  Treasurer  (since March 1999) of the Manager;
Treasurer,  Principal  Financial and Accounting  Treasurer   (since   March   1999)  of   HarbourView   Asset   Management
Officer (since April 1999)                       Corporation,   Shareholder   Services,   Inc.,   Oppenheimer  Real  Asset
Age: 43                                          Management   Corporation,    Shareholder   Financial   Services,    Inc.,
                                                 Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc.
                                                 (since March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer
                                                 Millennium  Funds  plc  (since  May  2000)  and OFI  Institutional  Asset
                                                 Management,  Inc. (since  November  2000);  Treasurer and Chief Financial
                                                 Officer  (since May 2000) of  Oppenheimer  Trust Company (a trust company subsidiary of the  Manager);  Assistant  Treasurer  (since March 1999) of
                                                 Oppenheimer  Acquisition Corp. and OppenheimerFunds Legacy Program (since
                                                 April  2000);  formerly  Principal  and Chief  Operating  Officer  (March
                                                 1995-March 1999),  Bankers Trust  Company-Mutual  Fund Services Division.
                                                 An officer of 89 portfolios in the OppenheimerFunds complex.

------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------

Phillip Vottiero,                                Vice  President/Fund   Accounting  of  the  Manager  (since  March  2002;
Assistant Treasurer since August 27, 2002        formerly  Vice  President/Corporate   Accounting  of  the  Manager  (July
Age: 39                                          1999-March  2002)  prior to  which  he was  Chief  Financial  Officer  at
                                                 Sovlink  Corporation  (April 1996-June 1999). An officer of 72 portfolios in the OppenheimerFunds complex.

------------------------------------------------ --------------------------------------------------------------------------

Inc.;

Inc.

------------------------------------------------ --------------------------------------------------------------------------

Robert G. Zack,                                  Senior  Vice  President  (since  May 1985)  and  General  Counsel  (since
Vice President & Secretary (since November 1,    February  2002) of the  Manager;  General  Counsel and a director  (since
2001)                                            November  2001)  of  OppenheimerFunds  Distributor,   Inc.;  Senior  Vice
Age: 54                                          President and General Counsel (since November 2001) of HarbourView  Asset
                                                 Management  Corporation;  Vice President and a director  (since  November
                                                 2000) of Oppenheimer  Partnership Holdings,  Inc.; Senior Vice President,
                                                 General  Counsel  and a director  (since  November  2001) of  Shareholder
                                                 Services,   Inc.,  Shareholder  Financial  Services,  Inc.,  OFI  Private
                                                 Investments,  Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                                 Management,  Inc.;  General  Counsel (since  November 2001) of Centennial
                                                 Asset  Management  Corporation;  a  director  (since  November  2001)  of
                                                 Oppenheimer  Real  Asset  Management,  Inc.;  Assistant  Secretary  and a
                                                 director (since November 2001) of  OppenheimerFunds  International  Ltd.;
                                                 Vice President (since November 2001) of OppenheimerFunds  Legacy Program;
                                                 Secretary  (since  November  2001)  of  Oppenheimer   Acquisition  Corp.;
                                                 formerly  Acting  General  Counsel  (November   2001-February  2002)  and
                                                 Associate  General  Counsel  (May  1981-October  2001)  of  the  Manager;
                                                 Assistant  Secretary of  Shareholder  Services,  Inc. (May  1985-November
                                                 2001),  Shareholder  Financial  Services,  Inc.  (November  1989-November
                                                 2001);  OppenheimerFunds  International  Ltd. And Oppenheimer  Millennium
                                                 Funds plc (October  1997-November  2001).  An officer of 89 portfolios in the OppenheimerFunds complex.

------------------------------------------------ --------------------------------------------------------------------------

------------------------------------------------ --------------------------------------------------------------------------

Denis R. Molleur,                                Vice  President  and Senior  Counsel of the  Manager  (since  July 1999);
Assistant Secretary                              formerly  a  Vice   President  and  Associate   Counsel  of  the  Manager
(since November 1, 2001)                         (September   1995-July   1999).  An  officer  of  82  portfolios  in  the
Age: 45                                          OppenheimerFunds complex.

------------------------------------------------ --------------------------------------------------------------------------

------------------------------------------------ --------------------------------------------------------------------------

Katherine P. Feld,                               Vice President and Senior Counsel (since July 1999) of the Manager;  Vice
Assistant Secretary                              President  (since  June  1990)  of  OppenheimerFunds  Distributor,  Inc.;
(since November 1, 2001)                         Director,  Vice  President and Secretary  (since June 1999) of Centennial
Age: 44                                          Asset Management Corporation;  Vice President (since 1997) of Oppenheimer
                                                 Real Asset  Management,  Inc.;  formerly  Vice  President  and  Associate
                                                 Counsel  of  the  Manager  (June  1990-July   1999).  An  officer  of  85
                                                 portfolios in the OppenheimerFunds complex.

------------------------------------------------ --------------------------------------------------------------------------

(since

------------------------------------------------ --------------------------------------------------------------------------

Kathleen T. Ives,                                Vice  President and Assistant  Counsel  (since June 1998) of the Manager;
Assistant Secretary                              Vice President (since 1999) of OppenheimerFunds  Distributor,  Inc.; Vice
(since November 1, 2001)                         President and Assistant  Secretary (since 1999) of Shareholder  Services,
Age: 37                                          Inc.;  Assistant  Secretary  (since  December  2001) of  OppenheimerFunds
                                                 Legacy  Program  and  Shareholder  Financial  Services,   Inc.;  formerly
                                                 Assistant  Vice  President and Assistant  Counsel of the Manager  (August
                                                 1997-June  1998);  Assistant  Counsel of the Manager (August  1994-August
                                                 1997). An officer of 85 portfolios in the OppenheimerFunds complex.

------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------

Philip T. Masterson,                             Vice  President and Assistant  Counsel of the Manager  (since July 1998);
Assistant Secretary                              formerly,  an  associate  with  Davis,  Graham,  &  Stubbs  LLP  (January
(since August 27, 2002)                          1997-June  1998).  An officer of 72  portfolios  in the  OppenheimerFunds
Age: 38                                          complex.

------------------------------------------------ --------------------------------------------------------------------------

|X|  Remuneration  of  Trustees.  The  officers of the Fund and one of the  Trustees  of the Fund (Mr.  Murphy) are
affiliated  with the  Manager  and  receive  no salary or fee from the Fund.  The  remaining  Trustees  of the Fund received the compensation  shown below.  The compensation  from the Fund was paid during its fiscal year ended July
31, 2002. The  compensation  from all of the Board II Oppenheimer  funds  includes the  compensation  from the Fund and represents compensation received as a director,  trustee,  managing general partner or member of a committee of the Board during the calendar year 2001.

--------------------------------------------- --------------------------- -----------------------------------

Trustee Name and Other Fund Position(s) (as     Aggregate Compensation       Total Compensation From All
                                                                                     Oppenheimer
                                                                          Funds For Which Individual Serves
                applicable)                                                      As Trustee/Director
                                                      from Fund1                     (41 Funds)2

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

William L. Armstrong                                     $587                          $78,865
     Audit Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Robert G. Avis                                           $591                          $79,452
     Review Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

George C. Bowen                                          $565                          $75,936
     Audit Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Edward L. Cameron                                        $564                          $75,794
     Audit Committee Chairman

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Jon S. Fossel                                            $626                          $84,177
     Review Committee Chairman

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Sam Freedman                                             $620                          $83,402
     Review Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Beverly Hamilton3                                           $93                          None
Review Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

C. Howard Kast4                                          $596                          $87,452

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Robert M. Kirchner4                                      $555                          $79,452

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

Robert J. Malone3                                        $936                            None
Audit Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

F. William Marshall, Jr.                                 $520                          $69,922
     Review Committee Member

--------------------------------------------- --------------------------- -----------------------------------
--------------------------------------------- --------------------------- -----------------------------------

James C. Swain5                                          $772                                None

--------------------------------------------- --------------------------- -----------------------------------

Effective  July 1,  2000,  William  A.  Baker  and Ned M.  Steel  resigned  as  Trustees  of the Board II Funds and subsequently  became  Trustees  Emeritus of the Fund.  For the fiscal year ended July 31, 2001,  Messrs.  Baker and
Steel each received $419  aggregate  compensation  from the Fund and for the calendar year ended December 31, 2001, they each received $60,000 total compensation from all the Oppenheimer Funds for which they served as Trustees.
1.       For the  Fund's  fiscal  year ended July 31,  2002.  Aggregate  compensation  includes  fees and  deferred compensation, if any, accrued for a Trustee.
2.       For the 2001 calendar year.
3.       Ms.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II Funds  effective  June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during the calendar year 2001.
4.       Effective July 1, 2002, Messrs. Kast and Kirchner retired as Trustees from the Board II funds.
5.   Mr. Swain became an independent Trustee effective January 1, 2002.
6.  Mr. Malone deferred all $93 of this compensation under the Deferred Compensation Plan described below.

         o    Deferred  Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation
Plan for  disinterested  Trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under  this plan will be  determined  based upon the performance of the selected funds.

         Deferral of Trustees'  fees under this plan will not materially  affect the Fund's assets,  liabilities or net income per share.  This plan will not  obligate  the Fund to retain the  services  of any Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under this plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X| Major  Shareholders.  As of August  29,  2002 the only  persons  who owned of record or were  known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares, were the following:

              Salomon Smith Barney,  Inc.,  333 West 34th Street,  New York,  New York,  which owned  5,495,659.660
              Class C shares (5.25% of the Class C shares then outstanding), for the benefit of its customers.

              Martin Oliner PC Def Ben Plan,  950 3rd Avenue,  New York, NY 10022-2705,  which owned  2,420,240.990
              Class N shares  (5.37% of the Class N shares then outstanding).

              RPSS TR  Eastern  Medical  Associates  LTD.  401(k)  Plan,  1777  Sentry  Pkwy  W,  Blue  Bell,  PA.,
              19422-2227,   which  owned  4,770,045.620  Class  N  Shares  (10.59%  of  the  Class  N  shares  then outstanding).

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         The  portfolio  managers of the Fund are  principally  responsible  for the  day-to-day  management of the
Fund's  investment  portfolio.  Other  members of the Manager's  fixed-income  portfolio  department,  particularly security  analysts,  traders and other portfolio  managers,  have broad  experience with  fixed-income  securities.
They provide the Fund's portfolio managers with research and support in managing the Fund's investments.

         o    The  Investment  Advisory  Agreement.   The  Manager  provides  investment  advisory  and  management services  to the Fund under an  investment  advisory  agreement  between  the  Manager  and the Fund.  The  Manager selects  securities  for the Fund's  portfolio and handles its  day-to-day  business.  The  agreement  requires the
Manager,  at its expense,  to provide the Fund with  adequate  office  space,  facilities  and  equipment.  It also requires  the  Manager to provide and  supervise  the  activities  of all  administrative  and  clerical  personnel required to provide  effective  administration  for the Fund.  Those  responsibilities  include the compilation and maintenance  of records with respect to its  operations,  the  preparation  and filing of  specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly  assumed by the Manager  under the  investment  advisory  agreement are paid by the
Fund.  The  investment  advisory  agreement  lists  examples of  expenses  paid by the Fund.  The major  categories relate to interest,  taxes, fees to unaffiliated  Trustees,  legal and audit expenses,  custodian bank and transfer agent  expenses,  share  issuance  costs,  certain  printing and  registration  costs and  non-recurring  expenses, including  litigation  costs.  The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described in the Prospectus.

   -------------------------------------- --------------------------------------------------------------------------
          Fiscal Year ended 7/31                        Management Fee Paid to OppenheimerFunds, Inc.
   -------------------------------------- --------------------------------------------------------------------------
   -------------------------------------- --------------------------------------------------------------------------
                   2000                                                  $2,880,791
   -------------------------------------- --------------------------------------------------------------------------
   -------------------------------------- --------------------------------------------------------------------------
                   2001                                                  $3,013,774
   -------------------------------------- --------------------------------------------------------------------------
   -------------------------------------- --------------------------------------------------------------------------

                   2002                                                  $3,774,010

   -------------------------------------- --------------------------------------------------------------------------

         The investment  advisory  agreement states that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains adoptionby reason of good faith errors or omissions in connection with any matters to which that agreement relates.

         The agreement permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use  the  name  "Oppenheimer"  in  connection  with  other  investment  companies  for  which  it may act as investment  advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

              |X| Annual Approval of Investment  Advisory  Agreement.  Each year, the Board of Trustees,  including a majority of the Independent  Trustees,  is required to approve the renewal of the investment  advisory agreement.
The Investment  Company Act requires that the Board request and evaluate and the Manager  provide such  information as may be reasonably  necessary to evaluate the terms of the investment  advisory  agreement.  The Board employs an independent  consultant  to  prepare  a report  that  provides  such  information  as the Board  requests  for this purpose.

         The Board also receives  information about the 12b-1  distribution fees the Fund pays. These  distribution fees are reviewed and approved at a different time of the year.

         The Board  reviewed  the  foregoing  information  in  arriving  at its  decision  to renew the  investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services  received by the Fund from its  relationship  with the Manager; and
o        The direct  and  indirect  benefits  the  Manager  received  from its  relationship  with the Fund.  These included  services  provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The  Board  considered  that  the  Manager  must be  able to pay and  retain  high  quality  personnel  at competitive  rates to provide  services to the Fund.  The Board also  considered  that  maintaining  the  financial viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered  the investment  performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the  Independent  Trustees,  meeting  separately from the full Board with  experienced  Counsel  to the Fund who  assisted  the  Board  in its  deliberations.  The  Fund's  Counsel  is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the  investment  advisory  agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations  and judgment of the Manager subject to the overall  authority of the Board of Trustees.  Most purchases made by the Fund are principal  transactions at net  prices,  so the Fund  incurs  little or no  brokerage  costs.  The Fund  deals  directly  with the  selling or purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf unless the  Manager  determines  that a better  price or  execution  may be  obtained  by using the  services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain  prompt  execution  of orders at the most  favorable  net price.  If dealers  are used for  portfolio  transactions,  transactions  may be  directed  to dealers  for their  execution  and  research services.  The  research  services  provided  by a  particular  broker  may be  useful  only  to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research  received for the commissions of those other  accounts  may be  useful  both to the  Fund  and one or more of such  other  accounts.  Investment  research services  may be  supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.  It may include  information  and analyses on  particular  companies  and  industries  as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as bookkeeping  or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Manager in the  investment  decision-making  process  may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and supplement  the research  activities of the Manager.  That research  provides  additional  views and comparisons for  consideration,  and helps the Manager obtain market  information  for the valuation of securities  held in the Fund's  portfolio or being  considered for purchase.

         Subject to applicable  rules covering the Manager's  activities in this area,  sales of shares of the Fund and/or  the other  investment  companies  managed by the  Manager or  distributed  by the  Distributor  may also be considered  as a factor in the  direction of  transactions  to dealers.  That must be done in  conformity  with the price,  execution and other  considerations  and practices  discussed above.  Those other investment  companies may also give  similar  consideration  relating to the sale of the Fund's  shares.  No portfolio  transactions  will be handled by any securities dealer affiliated with the Manager.

         The Fund's policy of investing in short-term  debt securities  results in high portfolio  turnover and may increase the Fund's  transaction  costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter  in the  continuous  public  offering of the  different  classes of shares of the Fund.  The
Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  prospectuses,  other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific number of shares.  Expenses  normally  attributable to sales are borne by the  Distributor,  except those paid by the Fund under its Distribution and Service Plans described below.

         The concessions  paid to, or retained by, the Distributor  from the sale of shares during the Fund's three most recent fiscal years,  and the contingent  deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

---------------- --------------------------------- ---------------------------------- ---------------------------------
Fiscal Year      Concessions on Class B Shares     Concessions on Class C Shares      Concessions on Class N Shares
Ended 7/31:      Advanced by Distributor1          Advanced by Distributor1           Advanced by Distributor1
---------------- --------------------------------- ---------------------------------- ---------------------------------
---------------- --------------------------------- ---------------------------------- ---------------------------------
     2000                   $1,182,200                          $64,478                             N/A
---------------- --------------------------------- ---------------------------------- ---------------------------------
---------------- --------------------------------- ---------------------------------- ---------------------------------
     2001                   $1,031,706                         $113,935                           $61,374
---------------- --------------------------------- ---------------------------------- ---------------------------------
---------------- --------------------------------- ---------------------------------- ---------------------------------

     2002                    $954,517                          $233,346                           $635,960

---------------- --------------------------------- ---------------------------------- ---------------------------------
1.       The Distributor  advances  concession  payments to dealers for certain sales of Class B, Class C and Class
     N shares from its own resources at the time of sale.
2.       The inception date of Class N shares was March 1, 2001.

---------------- ------------------------ -------------------------- ------------------------- ------------------------
Fiscal     Year  Class A Contingent       Class B Contingent         Class C Contingent        Class N Contingent
                 Deferred Sales Charges   Deferred Sales Charges     Deferred Sales Charges    Deferred Sales Charges
Ended 7/31       Retained by Distributor  Retained by Distributor    Retained by Distributor   Retained by Distributor
---------------- ------------------------ -------------------------- ------------------------- ------------------------
---------------- ------------------------ -------------------------- ------------------------- ------------------------

     2002                $77,684                   $42,104                     $343                    $11,890

---------------- ------------------------ -------------------------- ------------------------- ------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class

         Each plan has been  approved by a vote of the Board of Trustees,  including a majority of the  Independent
Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans,  the Manager and the  Distributor  may make  payments  to  affiliates  and, in their sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager  may use its profits  from the  advisory  fee it  receives  from the Fund.  In their sole  discretion,  the
Distributor  and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A plan that would  materially  increase  payments  under the plan.  That  approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each class,  voting separately by class.

         While the plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset  value of all Fund  shares of that class held by the  recipient  for  itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the  Independent  Trustees.
The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

         o    Class A Service Plan Fees.  Under the Class A service plan, the  Distributor  currently uses the fees it  receives  from the Fund to pay  brokers,  dealers and other  financial  institutions  (they are  referred to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the request of the Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.20% of average  annual net assets of Class A shares.  While the plan permits the Board to authorize  payments to the Distributor to reimburse  itself for services under the plan, the Board has not yet done so. The  Distributor  makes  payments  to plan  recipients  quarterly  at an annual rate not to exceed
0.20% of the average  annual net assets  consisting  of Class A shares held in the  accounts of the  recipients  or their customers.

         For the fiscal year ended July 31, 2002  payments  under the Class A Plan totaled  $793,127,  all of which was paid by the  Distributor  to  recipients.  That  included  $121,987  paid to an affiliate of the  Distributor's parent  company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received  under the Class A
Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         o    Class B, Class C and Class N Service  and  Distribution  Plans.  Under each  plan,  service  fees (if any) and  distribution  fees are computed on the average of the net asset value of shares in the respective  class, determined  as of the close of each regular  business  day during the period.  Each plan  provides  provide for the
Distributor to be  compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund  under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan,  described above.

         Each Plan permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis,  without payment in advance.  However,  no service fees are paid on Class B and Class C shares at this  time.  The  Distributor  currently  intends to pay the  service  fee to recipients  in advance for the first year after Class N shares are  purchased.  After the first year Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  quarterly on those shares. The advance  payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those  shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

         The  Distributor  retains the  asset-based  sales  charge on Class B and Class N shares.  The  Distributor retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C and/or Class N asset-based  sales charge and the Class N service fee to the dealer  quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

The  asset-based  sales  charges on Class B, Class C and Class N shares  allow  investors  to buy shares  without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services  rendered in distributing  each class of shares.
The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

              may not be able to  adequately  compensate  dealers  that  sell  Class B,  Class C and Class N shares without  receiving  payment  under the plans and  therefore may not be able to offer such Classes for sale absent the plans,

o        receives  payments under the plans consistent with the service fees and asset-based  sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the  payments  under the plan to include  the Fund in various  third-party  distribution  programs that may increase sales of Fund shares,
o        may  experience   increased  difficulty  selling  the  Fund's  shares  if  payments  under  the  plan  are discontinued  because most  competitor  funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue  providing,  at the same or at a lesser cost,  the same  quality  distribution sales  efforts and  services,  or to obtain such  services  from  brokers  and  dealers,  if the plan payments were to be discontinued.

         When  Class  B,  Class C or Class N shares  are sold  without  the  designation  of a  broker-dealer,  the
Distributor is automatically  designated as the  broker-dealer of record.  In those cases, the Distributor  retains the service fee (Class N) and asset-based sales charge paid on Class B, Class C and Class N shares.

      The  Distributor's  actual  expenses  in  selling  Class B,  Class C and Class N shares  may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B, Class C or Class N plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing shares before the plan was terminated.

----------------------------------------------------------------------------------------------------------------------

                        Distribution Fees Paid to the Distributor for the Year Ended 7/31/02

----------------------------------------------------------------------------------------------------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------
Class:               Total Payments       Amount Retained by     Distributor's Aggregate      Distributor's
                                                                                              Unreimbursed Expenses
                                                                 Unreimbursed Expenses        as % of Net Assets of
                     Under Plan           Distributor            Under Plan                   Class
-------------------- -------------------- ---------------------- ---------------------------- ------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class B Plan             $2,161,369            $2,161,369                   None                       None

-------------------- -------------------- ---------------------- ---------------------------- ------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class C Plan              $643,204              $642,873                    None                       None

-------------------- -------------------- ---------------------- ---------------------------- ------------------------
-------------------- -------------------- ---------------------- ---------------------------- ------------------------

Class N Plan              $100,557               $52,288                 $1,537,255                    3.59%

-------------------- -------------------- ---------------------- ---------------------------- ------------------------

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate  its  performance.  These terms include  "yield,"  "compounded  effective  yield" and "average  annual total  return." An  explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent  fiscal  year end.  You can obtain  current  performance  information  by calling the Fund's
Transfer    Agent   at    1.800.225.    or   by   visiting    the    OppenheimerFunds    Internet   web   site   at
http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  If the fund shows total  returns in addition to its yields,  the returns  must be for the
1-,  5- and  10-year  periods  ending  as of the most  recent  calendar  quarter  prior to the  publication  of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparisons with other investments:

o        Yields and total  returns  measure the  performance  of a  hypothetical  account in the Fund over  various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The Fund's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

         o    Yields.  The Fund's current yield is calculated for a seven-day  period of time as follows.  First, a base  period  return is  calculated  for the  seven-day  period  by  determining  the net  change in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day period.  The change includes dividends  declared on the original  share and dividends  declared on any shares  purchased  with dividends on that share,  but such  dividends  are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the  dividends  declared.  Next,  the base period  return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1)  adding 1 to the base period return (obtained as described above),
         (2)  raising the sum to a power equal to 365 divided by 7, and
         (3)  subtracting 1 from the result.

         The yield as  calculated  above may vary for  accounts  less than  approximately  $100 in value due to the effect of  rounding  off each daily  dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any  realized or  unrealized  gains or losses on the
Fund's  portfolio  securities  which may affect  dividends.  Therefore,  the return on dividends  declared during a period may not be the same on an annualized basis as the yield for that period.

         o    Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment  is redeemed at the end of the period.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

         In calculating total returns for Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares,  the 1%  contingent  deferred  sales  charge is deducted  for returns for the one-year period,  and total returns for the periods prior to 3.1.01 (the  inception date for Class N shares) is based on the
Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

o        Average  Annual  Total  Return.  The  "average  annual  total  return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the  formula)  to achieve an Ending  Redeemable  Value  ("ERV" in the  formula)  of that  investment, according to the following formula:

-------------------------------------------------------------------------------------------------------------------
                                                                1/n
                                                        (ERV   )    - 1 = Average Annual Total Return
                                                        (----- )
                                                        (  P   )
-------------------------------------------------------------------------------------------------------------------

o        Cumulative  Total Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:
-------------------------------------------------------------------------------------------------------------------

                                                ERV - P
                                                ------   = Total Return
                                                  P
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                               The Fund's Total Returns for the Periods Ended 7/31/02
----------------------------------------------------------------------------------------------------------------------
-------------- -------------------------------------------------------------------------------------------------------
Class of       Cumulative Total   ---------------
                  Returns (10
-------------      years or       Average Annual
Shares          life-of-class)     Total Returns
-------------- -------------------------------------------------------------------------------------------------------
-------------- -------------------------------------------------------------------------------------------------------
                                      1-Year            5-Year           10-Year
                                                   ----------------
                                                         (or               (or
                                                    life-of-class)   life-of-class)
-------------- -------------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
                   After       Without     After       Without        After       Without       After     Without                  Com-pounded
                                                                                                                                    Effective
                                                                                                                                     Yield (7
                                                                                                                         Yield      days ended
                                                                                                                        (7 days     07/31/02)
                   Sales                   Sales       Sales          Sales        Sales        Sales     Sales          ended
                  Charge     Sales Charge    Charge      Charge      Charge       Charge       Charge       Charge     07/31/02)
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
   Class A1       45.62%        45.62%        1.31%      1.31%        4.02%        4.02%        3.83%       3.83%        0.86%        0.87%
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------

Class B           37.47%2      37.47%2      -4.24%2      0.76%        3.08%        3.44%        3.62%2      3.62%2       0.31%         0.31%

--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------

Class C           34.59%3      34.59%3       -0.24%3     0.76%        3.44%        3.44%        3.49%3      3.49%3       0.31%         0.31%

--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------

Class N           1.58%4        2.58%4        0.08%      1.08%        1.11%4       1.82%4        N/A         N/A         0.55%        0.55%

--------------- ------------ ------------- ----------- ----------- ------------ ------------ ------------ ----------- ------------ -------------
1.       Inception of Class A shares: 1/3/89

2.       Inception  of  Class B  shares:  8/17/93.  Because  Class B  convert  to Class A shares  72  months  after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion.

3.       Inception of Class C shares:  12/1/93
4.       Inception of Class N Shares: 3/1/01

o        Other  Performance  Comparisons.  Yield  information  may be useful to investors  in reviewing  the Fund's performance.  The Fund may make  comparisons  between its yield and that of other  investments,  by citing  various indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor(TM))  which measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest banks and thrifts in the top ten metro  areas.  When  comparing  the Fund's yield with that of other  investments,  investors should  understand that certain other  investment  alternatives  such as certificates of deposit,  U.S.  government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From  time to  time,  the  Fund  may  include  in its  advertisements  and  sales  literature  performance information  about the Fund  cited in other  newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

         From time to time,  the Fund's  Manager  may publish  rankings or ratings of the Manager (or the  Transfer
Agent) or the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance rankings of the  Oppenheimer  funds  themselves.  Those  ratings or rankings  of  investor/shareholder  services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating
or ranking  services.  They may be based on the  opinions  of the rating or ranking  service  itself,  based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

         From time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the Fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions.  That may include, for example,

o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
              characteristics of the Fund.

-------------------------------------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix
C  contains  more  information  about  the  special  sales  charge  arrangements  offered  by  the  Fund,  and  the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When  shares are  purchased  through  AccountLink,  each  purchase  must be at least  $25.  Effective
November 1, 2002,  for any new Asset  Builder  Plan,  each purchase  through  AccountLink  must be at least $50 and
                                                                                                                ---
shareholders  must invest at least $500 before an Asset Builder Plan can be established on a new account.  Accounts established  prior to November 1, 2001,  will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business day the Fund receives  Federal  Funds for the purchase  through the ACH system before the close of The New
York Stock  Exchange.  The  Exchange  normally  closes at 4:00 P.M.,  but may close  earlier  on certain  days.  If
Federal  Funds are received on a business  day after the close of the  Exchange,  the shares will be purchased  and dividends  will begin to accrue on the next  regular  business  day.  The  proceeds of ACH  transfers  are normally received by the Fund three days after the  transfers  are  initiated.  If the  proceeds of the ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase order.  The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum in $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established.
                     ---
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy  shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of FundOppenheimer  Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing  shares that result from delays in ACH  transmissions.  The foregoing  discussion does not apply to Asset Builder Plans in Class B shares of the Fund.

         You may purchase  Class B shares of the Fund directly by  establishing  an Asset Builder Plan. The minimum initial  investment for Class B Asset Builder Plans is $5,000 and the maximum initial  investment is $500,000.  Any redemption  of Class B  shares  of the Fund or any  other  Oppenheimer  fund  within 6 years of  investment  may be subject to a contingent deferred sales charge, as further described in the Prospectus.

         If you wish to purchase Class B shares of other  Oppenheimer  funds by dollar-cost  averaging,  you may do so by  establishing  an Asset  Builder  Plan in Class B shares  of the  Fund  and  simultaneously  establishing  an
Automatic  Exchange  Plan in the Fund to  exchange  the entire  amount  invested  in Class B shares of the Fund and reinvest  that  amount in Class B shares of other  Oppenheimer  funds over a period  that may not exceed 24 months.
This  privilege is not  available  with respect to Class C shares,  and the  investment  minimum and maximum  noted
above apply. See "Automatic Exchange Plans" below for more information.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change the amount of your Asset  Builder  payment or your can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

         The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:
Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund2                      Oppenheimer Value Fund

Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
"OSM" stands for Oppenheimer Select Managers
2        Effective   9.30.02,   "Oppenheimer   Limited  Term
     Municipal Fund."

         There is an initial  sales  charge on the  purchase
of  Class  A  shares  of  each  of  the  Oppenheimer   funds
described  above except the Fund and the money market funds.
Under certain  circumstances  described in this Statement of
Additional  Information,   redemption  proceeds  of  certain
money  market  fund  shares may be  subject to a  contingent deferred sales charge.

Classes  of  Shares.  Each  class  of  shares  of  the  Fund represents an interest in the same  portfolio of investments of the Fund. However,  each class has different  shareholder privileges  and  features.  The net income  attributable  to
Class  B,  Class C or  Class  N  shares  and  the  dividends payable  on Class  B,  Class C and  Class N  shares  will be reduced by incremental  expenses borne solely by that class.
Those  expenses  include the  asset-based  sales  charges to which Class B, Class C and Class N shares are subject.

|X|      Alternative  Sales  Arrangements.  As stated in the
Prospectus,  Class B and Class C shares of the Fund may only be  acquired  by  exchange  of Class B and  Class C  shares,
respectively,   of  other   Oppenheimer  funds  or  directly
through  qualified  retirement plans, or for Class B shares, pursuant to Asset Builder Plans (above).

         Investors should understand that the purpose and
function of the deferred sales charge and asset-based sales
charge with respect to Class B, Class C and Class N shares
are the same as those of the initial sales charge with
respect  to Class A share of  Oppenheimer  funds  other than the money  market  funds.  Any  salesperson  or other person entitled  to  receive  compensation  for  selling  the  Fund shares may receive  different  compensation  with respect to one class of shares than the other.

         The  Distributor  will not  accept any order in the
amount of  $500,000 or more for Class B shares or $1 million or more for Class C shares  on  behalf of a single  investor
(not including  dealer  "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous for that investor to purchase Class A shares of the Fund.

|X|      Class A Shares  Subject  to a  Contingent  Deferred
     Sales Charge.  For purchases of Class A shares  subject
     to a contingent  deferred  sales charge as described in
     the Prospectus,  no sales  concessions  will be paid to
     the  broker-dealer  of  record,  as  described  in  the
     Prospectus,  on sales of Class A shares  purchased with
     the  redemption  proceeds  of shares of another  mutual
     fund  offered as an  investment  option in a retirement
     plan in which  Oppenheimer  funds are also  offered  as
     investment  options  under a special  arrangement  with
     the  Distributor,  if the purchase  occurs more than 30
     days  after  the  Oppenheimer  funds  are  added  as an
     investment option under that plan.  Additionally,  that
     concession  will not be paid on  purchases of shares by
     a retirement plan made with the redemption  proceeds of
     Class N shares of one or more  Oppenheimer  funds  held
     by the plan for more than 18 months.

|X|      Class B Conversion.  Under current  interpretations
of  applicable  federal  income  tax  law  by  the  Internal
Revenue  Service,  the conversion of Class B shares to Class
A shares  after six years is not treated as a taxable  event
for   the   shareholder.   If   those   laws   or  the   IRS
interpretation  of those laws should  change,  the automatic conversion  feature  may be  suspended.  In that  event,  no further  conversions  of Class B shares  would  occur  while that suspension remained in effect.
Although  Class B shares could then be exchanged for Class A shares on the basis of  relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such  exchange  could  constitute  a  taxable  event for the shareholder,  and absent such exchange, Class B shares might continue to be subject to the  asset-based  sales charge for longer than six years.

         Availability  of Class N  Shares.  In  addition  to
the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus,  Class
N shares also are offered to the following:

o        to all rollover IRAs,
o        to      all       direct       rollovers       from
                  OppenheimerFunds-sponsored   Pinnacle  and
                  Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as defined in Appendix
                  C  to   this   Statement   of   Additional
                  Information)  which  have  entered  into a
                  special  agreement  with  the  Distributor
                  for that purpose,
o        to  Retirement   Plans   qualified  under  Sections
                  401(a) or 401(k) of the  Internal  Revenue
                  Code,   the   recordkeeper   or  the  plan
                  sponsor  for  which  has  entered  into  a
                  special agreement with the Distributor,
o        to  Retirement  Plans of a plan  sponsor  where the
                  aggregate   assets   of  all  such   plans
                  invested  in  the  Oppenheimer   funds  is
                  $500,000 or more,
              o   to   OppenheimerFunds-sponsored   Ascender
                  401(k)  plans  that  pay for the  purchase
                  with the  redemption  proceeds  of Class A
                  shares of one or more Oppenheimer funds.
o        to  certain   customers   of   broker-dealers   and
                  financial  advisors that are identified in
                  a   special    agreement    between    the
                  broker-dealer  or  financial  advisor  and
                  the Distributor for that purpose.
              The sales  concession  and the  advance of the
     service fee, as described in the  Prospectus,  will not
     be paid to  dealers  of  record  on  sales  of  Class N
     shares on:
o        purchases  of Class N shares in amounts of $500,000
                  or more by a  retirement  plan  that  pays
                  for  the  purchase  with  the   redemption
                  proceeds  of Class A shares of one or more
                  Oppenheimer  funds  (other than  rollovers
                  from     an     OppenheimerFunds-sponsored
                  Pinnacle  or  Ascender  401(k) plan to any
                  IRA invested in the Oppenheimer funds),
o        purchases  of Class N shares in amounts of $500,000
                  or more by a  retirement  plan  that  pays
                  for  the  purchase  with  the   redemption
                  proceeds  of  Class  C  shares  of  one or
                  more  Oppenheimer  funds  held by the plan
                  for  more  than  one  year   (other   than
                  rollovers              from             an
                  OppenheimerFunds-sponsored   Pinnacle   or
                  Ascender  401(k) plan to any IRA  invested
                  in the Oppenheimer funds), and
o        on    purchases   of   Class   N   shares   by   an
                  OppenheimerFunds-sponsored   Pinnacle   or
                  Ascender   401(k)   plan   made  with  the
                  redemption  proceeds  of Class A shares of
                  one or more Oppenheimer funds.

No sales  concessions  will be paid to the  broker-dealer of record, as described in the Prospectus,  on sales of Class N shares  purchased with the redemption  proceeds of shares of another  mutual fund  offered as an  investment  option in a retirement plan in which  Oppenheimer funds are also offered as investment  options under a special  arrangement with the
Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds  are added as an  investment  option under that plan.

         |X|  Allocation   of   Expenses.   The  Fund   pays
expenses related to its daily operations,  such as custodian fees,  Trustees' fees,  transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's
assets   and  are  not  paid   directly   by   shareholders.
However,  those  expenses  reduce  the net  asset  value  of shares,  and therefore are indirectly  borne by shareholders through their investment.

         The  methodology  for  calculating  the  net  asset
value,  dividends  and  distributions  of the  Fund's  share classes  recognizes two types of expenses.  General expenses that  do not  pertain  specifically  to any  one  class  are allocated  pro  rata  to  the  shares  of all  classes.  The allocation  is based on the  percentage  of the Fund's total assets that is represented by the assets of each class,  and then  equally  to  each  outstanding  share  within  a given
class.  Such  general  expenses  include   management  fees,
legal,  bookkeeping  and audit  fees,  printing  and mailing costs of shareholder  reports,  Prospectuses,  Statements of
Additional  Information  and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian
expenses,  share issuance costs,  organization  and start-up
costs,  interest,  taxes  and  brokerage  commissions,   and
non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a
particular  class are allocated  equally to each outstanding share within that class.  Examples of such expenses  include
distribution   and   service   plan   fees,   transfer   and
shareholder   servicing   agent   fees  and   expenses   and
shareholder  meeting  expenses  (to  the  extent  that  such expenses pertain only to a specific class).

Account  Fees.  As  stated  in  the  Prospectus,   effective
September  27,  2002, a $12 annual fee will be charge on any account  valued  at less  than  $500.  This  fee will not be charged for:
o        Accounts that have  balances  below $500 due to the
     automatic  conversion of shares from Class B to Class A
     shares;
o        Accounts   with  an  active  Asset   Builder  Plan,
     payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored     group     retirement
     accounts that are making continuing purchases;
o        Certain  accounts  held by  broker-dealers  through
     the National Securities Clearing Corporation; and
o        Accounts  that fall  below the $500  threshold  due
     solely  to  market  fluctuations  within  the  12-month
     period preceding the date the fee is deducted.

         The first  annual  fee will be  charged on or about
September 27, 2002, and annually  thereafter on or about the second to last  business day of  September.  This annual fee will be  waived  for any  shareholders  who  elect to access
their  account   documents   through   electronic   document
delivery  rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their general  servicing  needs.  To  sign  up to  access  account documents  electronically via eDocs Direct, please visit the
Service  Center on our  website at  WWW.OPPENHEIMERFUNDS.COM
                                    ------------------------
or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Value Per Share.  The net asset value  per  share  of each  class of  shares  of the Fund is determined  as of the  close  of  business  of The New  York
Stock  Exchange  (the  "Exchange")  on  each  day  that  the
Exchange is open,  by  dividing  the value of the Fund's net assets  by the  total  number  of  shares  outstanding.  The
Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close  earlier  on some days  (for  example,  in case of weather  emergencies  or on days falling  before a holiday).
All  references  to  time in this  Statement  of  Additional
Information  mean "Eastern time." The Exchange's most recent annual  announcement  (which is subject  to  change)  states that it will close on New Year's  Day,  Martin  Luther  King
Jr.  Day,  Presidents'  Day,  Good  Friday,   Memorial  Day,
Independence Day, Labor Day,  Thanksgiving Day and Christmas
Day.  It may also close on other days.

         The  Fund's  Board  of  Trustees  has  adopted  the
amortized   cost  method  to  value  the  Fund's   portfolio
securities.  Under the amortized cost method,  a security is valued  initially  at its cost and its  valuation  assumes a constant  amortization  of any premium or  accretion  of any discount, regardless of the impact of

fluctuating  interest  rates  on  the  market  value  of the security.  This method does not take into  consideration any unrealized  capital  gains or  losses on  securities.  While this method  provides  certainty in valuing  securities,  in certain  periods  the  value  of a  security  determined  by amortized  cost may be  higher  or lower  than the price the
Fund would receive if it sold the security.

         The  Fund's  Board  of  Trustees  has   established
procedures  reasonably  designed to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review  of the  Fund's  portfolio  holdings  by the Board of
Trustees,  at intervals it deems  appropriate,  to determine whether  the  Fund's  net asset  value  calculated  by using available  market  quotations  deviates from $1.00 per share based on amortized cost.

         The Board of  Trustees  will  examine the extent of
any deviation  between the Fund's net asset value based upon available  market  quotations  and  amortized  cost.  If the
Fund's net asset  value  were to deviate  from $1.00 by more than  0.5%,  Rule 2a-7  requires  the Board of  Trustees  to consider what action,  if any, should be taken. If they find that  the  extent  of the  deviation  may  cause a  material dilution or other unfair effects on shareholders,  the Board
of  Trustees   will  take   whatever   steps  it   considers
appropriate to eliminate or reduce the dilution,  including, among  others,  withholding  or reducing  dividends,  paying dividends from capital or capital gains,  selling  portfolio instruments  prior to maturity to realize  capital  gains or losses or to shorten the average  maturity of the portfolio, or calculating  net asset value per share by using available market quotations.

         During  periods of declining  interest  rates,  the
daily  yield on shares of the Fund may tend to be lower (and net investment  income and dividends higher) than those of a fund  holding  the  identical  investments  as the  Fund but which used a method of portfolio  valuation  based on market prices or  estimates  of market  prices.  During  periods of rising  interest  rates,  the daily  yield of the Fund would tend to be higher and its  aggregate  value  lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri
Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient  number of full and fractional shares in the  shareholder's  account  to cover  the  amount of the check.  This enables the  shareholder to continue  receiving dividends  on those  shares  until the check is presented to the Fund.  Checks may not be  presented  for  payment at the
offices   of  the  Bank  or  the  Fund's   custodian.   This
limitation  does  not  affect  the  use of  checks  for  the payment  of bills or to  obtain  cash at  other  banks.  The
Fund  reserves  the right to amend,  suspend or  discontinue offering  checkwriting  privileges  at any  time.  The  Fund will provide you notice  whenever it is required to do so by applicable law.

         In choosing to take  advantage of the  Checkwriting
privilege,   by  signing  the  account   application  or  by
completing a Checkwriting card, each individual who signs:
(1)      for individual  accounts,  represents that they are

         the  registered  owner(s) of the shares of the Fund
         in that account;

(2)      for   accounts  for   corporations,   partnerships,
         trusts  and other  entities,  represents  that they
         are an officer,  general partner,  trustee or other
         fiduciary or agent, as applicable,  duly authorized
         to act on behalf of the registered owner(s);
(3)      authorizes  the Fund,  its  Transfer  Agent and any
         bank through which the Fund's  drafts  (checks) are
         payable  to  pay  all  checks  drawn  on  the  Fund
         account   of  such   person(s)   and  to  redeem  a
         sufficient  amount of shares  from that  account to
         cover payment of each check;

     (4) specifically  acknowledges  that if they  choose to
         permit  checks to be  honored  if there is a single
         signature on checks drawn against  joint  accounts,
         or accounts for corporations,  partnerships, trusts
         or  other  entities,   the  signature  of  any  one
         signatory  on  a  check  will  be   sufficient   to
         authorize  payment  of that  check  and  redemption
         from  the   account,   even  if  that   account  is
         registered  in the names of more than one person or
         more than one authorized  signature  appears on the
         Checkwriting   card   or   the   application,    as
         applicable;
(5)      understands that the Checkwriting  privilege may be
         terminated  or  amended  at any  time  by the  Fund
         and/or the Fund's bank; and

(6)      acknowledges  and agrees that  neither the Fund nor
         its  bank  shall  incur  any   liability  for  that
         amendment   or    termination    of    checkwriting
         privileges  or for  redeeming  shares to pay checks
         reasonably  believed by them to be genuine,  or for
         returning  or not paying  checks that have not been
         accepted for any reason.

Sending  Redemption  Proceeds  by Federal  Funds  Wire.  The
Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would normally  authorize the wire to be made, which is  usually  the  Fund's  next  regular  business  day following the redemption.  In those circumstances,  the wire will not be transmitted  until the next bank business day on which the Fund is open for  business.  No dividends  will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption, a  shareholder  may reinvest  all or part of the  redemption proceeds of Class A shares that were  purchased  by exchange of Class A shares of  another  Oppenheimer  fund on which an initial  sales  charge was paid or Class A or Class B shares on which a contingent deferred sales charge was paid.

         The  reinvestment  may be made without sales charge
only  in  Class A  shares  of any of the  other  Oppenheimer funds  into  which  shares of the Fund are  exchangeable  as described in "How to Exchange  Shares"  below.  Reinvestment will be at the net  asset  value  next  computed  after  the
Transfer  Agent  receives  the   reinvestment   order.   The
shareholder must ask the Transfer Agent
for  that  privilege  at  the  time  of  reinvestment.  This privilege  does not apply to Class C or Class N shares.  The
Fund may amend,  suspend or cease offering this reinvestment privilege at any time as to shares  redeemed  after the date of such amendment, suspension or cessation.

         Any capital gain that was realized  when the shares
were redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax  payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount  of the  reinvestment.  Under  the  Internal  Revenue
Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested  in shares of the fund or  another  of the  Oppenheimer  funds  within  90  days of payment of the sales charge, the shareholder's  basis in the shares of the Fund that were  redeemed  may not  include the amount of the sales  charge  paid.  That  would  reduce  the loss or increase the gain  recognized  from the  redemption.
However,  in that  case the sales  charge  would be added to the basis of the shares acquired by the  reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.
However, under unusual circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests  of the  remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that  case,  the  Fund  may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the  portfolio of the Fund, in lieu of cash.

         The Fund has  elected to be  governed by Rule 18f-1
under the Investment  Company Act. Under that rule, the Fund is  obligated  to  redeem  shares  solely  in cash up to the lesser  of  $250,000  or 1% of the net  assets  of the  Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage  or other  costs in  selling  the  securities  for
cash.   The  Fund  will   value   securities   used  to  pay
redemptions  in kind using the same  method the Fund uses to
value  its  portfolio   securities   described  above  under
"Determination   of  Net  Asset   Values  Per  Share."  That
valuation will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of Trustees has
the right to cause the involuntary  redemption of the shares held in any  account  if the  aggregate  net asset  value of those shares is less than $200 or such lesser  amount as the
Board  may fix.  The Board  will not  cause the  involuntary redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares  has  fallen  below the  stated
minimum  solely as a result of market  fluctuations.  If the
Board   exercises   this   right,   it  may   also  fix  the
requirements  for any notice to be given to the shareholders
in  question  (not  less  than  30  days).   The  Board  may
alternatively   set  requirements  for  the  shareholder  to
increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers  of Shares.  A transfer  of shares to a  different registration  is not an event that  triggers  the payment of sales  charges.  Therefore,  shares  are not  subject to the payment of a contingent  deferred  sales charge of any class at the time of  transfer  to the name of  another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or  bequest,  as long as it does not involve,  directly or  indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the
contingent  deferred sales charge.  It will be calculated as if the transferee  shareholder  had acquired the transferred shares  in the  same  manner  and at the  same  time  as the transferring shareholder.

         If less  than all  shares  held in an  account  are
transferred,  and some  but not all  shares  in the  account would be subject to a  contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in  the  Prospectus  under  "How  to  Buy  Shares"  for  the imposition  of the Class B,  Class C and Class N  contingent deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Distributions   From   Retirement   Plans.    Requests   for
distributions    from    OppenheimerFunds-sponsored    IRAs,
403(b)(7)  custodial  plans,  401(k)  plans  or  pension  or
profit-sharing   plans  should  be  addressed  to  "Trustee,
OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent
at its  address  listed  in  "How  To  Sell  Shares"  in the
Prospectus  or on  the  back  cover  of  this  Statement  of
Additional Information.  The request must
(1)      state the reason for the distribution;
(2)      state the owner's  awareness  of tax  penalties  if
         the distribution is premature; and
(3)      conform  to the  requirements  of the  plan and the
         Fund's other redemption requirements.

         Participants (other than self-employed  persons) in
OppenheimerFunds-sponsored  pension or profit-sharing  plans with  shares of the Fund held in the name of the plan or its fiduciary  may not  directly  request  redemption  of  their accounts.  The plan  administrator  or  fiduciary  must sign the request.

         Distributions from pension and profit sharing
plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from
the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the  shareholder  elects  not to have tax  withheld.
The Fund,  the Manager,  the  Distributor,  and the Transfer
Agent  assume  no  responsibility  to  determine  whether  a distribution  satisfies the  conditions  of  applicable  tax laws  and  will  not be  responsible  for any tax  penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers
and  Brokers.   The  Distributor  is  the  Fund's  agent  to
repurchase its shares from authorized  dealers or brokers on behalf  of  their  customers.  Shareholders  should  contact their broker or dealer to arrange  this type of  redemption.
The  repurchase  price per share will be the net asset value next  computed  after  the  Distributor  receives  the order placed by the dealer or broker.  However, if the Distributor receives a  repurchase  order from a dealer or broker  after the  close  of The New  York  Stock  Exchange  on a  regular business  day, it will be  processed at that day's net asset value if the  order  was  received  by the  dealer or broker from its  customers  prior to the time the Exchange  closes.
Normally  the  Exchange  closes at 4:00 P.M.,  but may do so earlier  on some  days.  Additionally,  the order  must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,    for    accounts    redeemed   by   a
broker-dealer  under this  procedure,  payment  will be made within  three  business  days  after  the  shares  have been redeemed  upon the  Distributor's  receipt  of the  required redemption  documents in proper form.  The  signature(s)  of the registered  owner(s) on the redemption  document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Fund  valued  at $5,000 or more can  authorize the Transfer  Agent to redeem  shares  (having a value of at
least   $50)   automatically   on  a   monthly,   quarterly,
semi-annual  or annual basis under an  Automatic  Withdrawal
Plan.  Shares will be redeemed  three business days prior to the date  requested  by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to $1,500  per month may be  requested by telephone if payments are to be made by check payable to all  shareholders of record.  Payments must also be sent to the  address of record for the  account  and the address must not have been  changed  within the prior 30
days.      Required     minimum      distributions      from
OppenheimerFunds-sponsored   retirement  plans  may  not  be
arranged on this basis.

         Payments   are   normally   made  by   check,   but
shareholders having AccountLink  privileges (see "How To Buy
Shares")  may  arrange  to have  Automatic  Withdrawal  Plan payments  transferred to the bank account  designated on the account  application  or  signature-guaranteed  instructions sent to the Transfer  Agent.  Shares are  normally  redeemed pursuant  to an  Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account  application.  If a contingent deferred sales charge applies  to the  redemption,  the  amount  of the  check  or payment will be reduced accordingly.

         The Fund cannot  guarantee  receipt of a payment on
the date requested and reserves the right to amend,  suspend or  discontinue  offering  such  plans at any  time  without prior  notice.  Class B,  Class C and  Class N  shareholders should  not  establish  withdrawal  plans,  because  of  the
potential   imposition  of  the  contingent  deferred  sales
charge on such withdrawals  (except where the Class B, Class
C or Class N contingent  deferred  sales charge is waived as described  in  Appendix C to this  Statement  of  Additional
Information).

         By requesting  an Automatic  Withdrawal or Exchange
Plan,  the  shareholder  agrees to the terms and  conditions applicable to such plans as stated below.  These  provisions may be  amended  from  time to time by the Fund  and/or  the
Distributor.    When   adopted,    any    amendments    will
automatically apply to existing Plans.

                  Class B, Class C and Class N  shareholders
should not establish automatic  withdrawal plans, because of the potential  imposition of the  contingent  deferred sales charge on such withdrawals  (except where the Class B, Class
C or Class N contingent  deferred  sales charge is waived as described  in  Appendix C to this  Statement  of  Additional
Information)

         o    Automatic  Exchange  Plans.  Shareholders  can
authorize  the Transfer  Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same  class)
of  other  Oppenheimer  funds  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis under an Automatic
Exchange  Plan.  The minimum amount that may be exchanged to each other fund account is $25.  Effective  November 1, 2002 minimum  amount  that may be  exchanged  to each  other fund account  is $50.  Instructions  should  be  provided  on the account  application or  signature-guaranteed  instructions.
Exchanges   made  under  these  plans  are  subject  to  the
restrictions  that apply to  exchanges  as set forth in "How to  Exchange  Shares"  in the  Prospectus  and below in this
Statement of Additional Information.

         o    Automatic  Withdrawal  Plans. Fund shares will
be  redeemed  as  necessary  to  meet  withdrawal  payments.
Shares  acquired  without a sales  charge  will be  redeemed
first.   Shares  acquired  with  reinvested   dividends  and
capital gains  distributions will be redeemed next, followed by  shares  acquired  with a  sales  charge,  to the  extent necessary to make  withdrawal  payments.  Depending upon the
amount   withdrawn,   the   investor's   principal   may  be
depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

         The Transfer  Agent will  administer the investor's
Automatic  Withdrawal Plan as agent for the shareholder (the
"Planholder")  who  executed  the  Plan   authorization  and
application  submitted  to the Transfer  Agent.  Neither the
Transfer  Agent nor the Fund shall  incur any  liability  to the  Planholder  for any  action  taken or not  taken by the
Transfer Agent in good faith to administer  the Plan.  Share certificates  will  not be  issued  for  shares  of the Fund purchased  for and held  under  the Plan,  but the  Transfer
Agent  will  credit  all such  shares to the  account of the
Planholder   on  the   records   of  the  Fund.   Any  share
certificates   held  by  a  Planholder  may  be  surrendered
unendorsed to the Transfer  Agent with the Plan  application so that the shares  represented  by the  certificate  may be held under the Plan.

         For  accounts   subject  to  Automatic   Withdrawal
Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which  will be done at net asset  value without a sales  charge.  Dividends  on  shares  held in the account may be paid in cash or reinvested.

         Shares  will  be   redeemed   to  make   withdrawal
payments at the net asset value per share  determined on the redemption  date.  Checks  or  AccountLink  payments  of the proceeds of Plan  withdrawals  will normally be  transmitted three  business  days prior to the date selected for receipt of the payment  according to the choice specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount  and  the   interval  of   disbursement
payments  and the  address to which  checks are to be mailed or  AccountLink  payments  are to be sent may be  changed at any  time  by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should  allow at least  two  weeks'
time in mailing such  notification  for the requested change to be  put in  effect.  The  Planholder  may,  at any  time, instruct  the  Transfer  Agent by written  notice (in proper
form   in   accordance   with   the   requirements   of  the
then-current  Prospectus  of the Fund) to redeem all, or any part of, the shares  held under the Plan.  That  notice must be in proper form in accordance  with the in accordance with the requirements of the ten-current  Prospectus of the Fund.
In that case,  the Transfer  Agent will redeem the number of shares  requested  at the  net  asset  value  per  share  in
effectFund's  and will mail a check for the  proceeds to the
Planholder.

         The  Planholder may terminate a Plan at any time by
writing  to the  Transfer  Agent.  The Fund  may  also  give directions  to the Transfer  Agent to terminate a Plan.  The
Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the  Transfer  Agent or the Fund,  shares that have not been redeemed  from the  account  will be held in  uncertificated form  in  the  name  of the  Planholder.  The  account  will continue as a dividend-reinvestment,  uncertificated account unless and until proper  instructions  are received from the
Planholder,  his or her  executor  or  guardian,  or another authorized person.

         To use  shares  held  under the Plan as  collateral
for  a  debt,  the  Planholder  may  request  issuance  of a portion of the shares in  certificated  form.  Upon  written
request  from  the  Planholder,   the  Transfer  Agent  will
determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop.
However,    should   such   uncertificated   shares   become
exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent  ceases to act as  transfer
agent for the Fund,  the  Planholder  will be deemed to have appointed  any successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the  Prospectus,  shares of a particular  class of  Oppenheimer  funds  having more than one class of shares may be exchanged  only for shares of the same class of other
Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed "Class
A" shares for this  purpose.  You can obtain a current  list showing  which  funds  offer  which  classes  of  shares  by calling the Distributor.

o        All of the Oppenheimer  funds currently offer Class
     A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:

Centennial America Fund, L.P.                                 Centennial Tax Exempt Trust
Centennial California Tax Exempt Trust                        Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by exchange from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored
         401(k) plans.
o    Class M shares of Oppenheimer  Convertible  Securities  Fund may be exchanged only for Class A shares of other
         Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of  Oppenheimer  Money Market Fund or  Oppenheimer  Cash Reserves  acquired by exchange of Class M shares.

o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.

o        Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money
         Market  Fund,  Inc.,  Oppenheimer  Cash  Reserves  or  Oppenheimer   Limited-Term  Government  Fund.  Only
         participants in certain  retirement plans may purchase shares of Oppenheimer  Capital  Preservation  Fund, and only those  participants  may exchange  shares of other  Oppenheimer  funds for shares of  Oppenheimer
         Capital Preservation Fund.
o        Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are not  available  by  exchange  of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o    Shares of Oppenheimer  Select  Managers  Mercury  Advisors S&P Index Fund and  Oppenheimer  Select Managers QM
         Active  Balanced Fund are only  available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase  shares of Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
         o        Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds managed by the Manager or its  subsidiaries)  redeemed  within the
         30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds without  being  subject to an initial sales charge or  contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor  of eligibility  for this  privilege  at the time the  shares  of  Oppenheimer  Money  Market  Fund,  Inc.  are  purchased.  If requested, they must supply proof of entitlement to this privilege.
o        Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
         Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice prior to  materially  amending or  terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge,  with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester  National  Municipals and Rochester Fund
     Municipals)  acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 18 months  measured from the beginning of the calendar month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester  National  Municipals and Rochester Fund Municipals  acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A contingent  deferred sales charge are  redeemed  within 24  months  of the  beginning  of the  calendar  month of the  initial  purchase  of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another  Oppenheimer  fund that are exchanged  for Class A shares of  Oppenheimer
     Senior  Floating  Rate  Fund are  subject  to the  Class A  contingent  deferred  sales  charge  of the  other
     Oppenheimer  fund at the time of  exchange,  the holding  period for that Class A  contingent  deferred  sales charge  will  carry  over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired  in the exchange.  The Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in that  exchange will be subject  to the  Class A Early  Withdrawal  Charge  of  Oppenheimer  Senior  Floating  Rate  Fund if they  are repurchased before the expiration of the holding period.

o        When Class A shares of the Fund and Oppenheimer  Money Market Fund,  Inc.  acquired by exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within the Class A holding  period of the fund from which the shares were  exchanged,  the Class A  contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With  respect  to Class B shares,  the Class B  contingent  deferred  sales  charge is  imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial  purchase of the  exchanged
     Class B shares.

o        With  respect  to Class C shares,  the Class C  contingent  deferred  sales  charge is  imposed on Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the  exchanged
     Class C shares.

o        With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the retirement plan (not  including  IRAs and 403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer  funds are terminated  as an  investment  option of the plan and Class N shares are  redeemed  within 18 months after the plan's first purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b)  plan,  Class N shares are redeemed  within 18 months of the plan's  first  purchase of Class N shares of any Oppenheimer fund.
o        When Class,  Class C or Class N shares are redeemed to effect an  exchange,  the  priorities  described in
     "How To Buy  Shares"  in the  Prospectus  for the  imposition  of the Class B,  Class C or Class N  contingent deferred  sales charge will be followed in  determining  the order in which the shares are  exchanged.  Before exchanging shares,  shareholders  should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

         |X|  Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         |X|  Telephone  Exchange  Requests.  When  exchanging  shares by  telephone,  a  shareholder  must have an existing  account  in the fund to  which  the  exchange  is to be  made.  Otherwise,  the  investor  must  obtain a prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage it (for  example,  if the receipt of multiple  exchange  requests from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund).  When you exchange some or all of your shares from one fund to another,  any special  account  features such as an Asset Builder Plan or an
Automatic  Withdrawal  Plan,  will be switched to the new account  unless you tell the Transfer Agent not to do so.
However,  special  redemption and exchange features cannot be switched to an account in Oppenheimer Senior Floating
Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this  Statement of Additional  Information  or would include  shares  covered by a share  certificate that is not  tendered  with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks.  A  shareholder  should  assure that the fund  selected is  appropriate  for his or her  investment  and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund,  the  Distributor, and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection  with an exchange request or any other investment transaction.

Dividends and Taxes

The Fund has no fixed  dividend  rate and there can be no  assurance  as to the  payment  of any  dividends  or the realization of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends  on Class B, Class C and Class N shares are expected to be lower than  dividends on Class A. That is because of the effect of the  asset-based  sales charge on Class B, Class C and
Class N shares.

         Dividends,  distributions and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the  Fund and the  Transfer  Agent  will  not be  liable  to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.  The federal tax treatment of the
Fund's dividends and capital gains  distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

              The tax discussion in the  Prospectus  and this  Statement of Additional  Information is based on tax law in  effect  on the  date of the  Prospectus  and this  Statement  of  Additional  Information.  Those  laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.
State and local tax treatment of ordinary  income  dividends and capital gain dividends  from regulated  investment companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the Fund are urged to consult their tax advisers with specific  reference to their own tax  circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification  as a  Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code  of  1986,  as  amended.  As a  regulated investment  company,  the Fund is not  subject to  federal  income tax on the  portion  of its  investment  company taxable  income (that is, taxable  interest,  dividends,  other taxable  ordinary  income net of expenses,  and net short-term  capital gain in excess of long-term  capital  loss) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital  losses) that it  distributes  to  shareholders.  That qualification  enables the Fund to "pass  through" its income and realized  capital gains to  shareholders  without having to pay tax on them.  This  avoids a "double  tax" on that  income  and  capital  gains,  since  shareholders normally  will be taxed on the  dividends  and capital  gains they receive from the Fund (unless  their Fund shares are held in a retirement  account or the  shareholder  is  otherwise  exempt from tax).  The Internal  Revenue Code contains a number of complex tests  relating to  qualification  that the Fund might not meet in a particular  year.
If it did not  qualify  as a  regulated  investment  company,  the Fund  would be treated  for tax  purposes  as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated  investment  company,  the Fund must  distribute at least 90% of its  investment company  taxable  income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital  loss) for the taxable  year.  The Fund must also  satisfy  certain  other  requirements  of the
Internal  Revenue Code, some of which are described  below.  Distributions by the Fund made during the taxable year or, under  specified  circumstances,  within twelve months after the close of the taxable year,  will be considered distributions  of income  and gains for the  taxable  year and will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

         To qualify as a regulated  investment company,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain payments with respect to securities loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are  directly  related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In  addition  to  satisfying  the   requirements   described   above,  the  Fund  must  satisfy  an  asset
diversification  test in order to qualify  as a  regulated  investment  company.  Under that test,  at the close of each quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S.  government  securities,  securities of other regulated  investment  companies,  and securities of other  issuers.  As to each of those  issuers,  the Fund  must not have  invested  more than 5% of the value of the
Fund's total assets in securities  of each such issuer and the Fund must not hold more than 10% of the  outstanding voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.  government  securities and securities of other regulated  investment companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar  trades
or  businesses.   For  purposes  of  this  test,   obligations   issued  or  guaranteed  by  certain   agencies  or
instrumentalities of the U.S. government are treated as U.S. government securities.

              |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue Code, by December 31
each year, the Fund must  distribute 98% of its taxable  investment  income earned from January 1 through  December
31 of that year and 98% of its  capital  gains  realized in the period  from  November 1 of the prior year  through
October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.
It is  presently  anticipated  that the Fund will meet those  requirements.  To meet this  requirement,  in certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing  substantially  all  of  its investment  company taxable income for each taxable year.  Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the dividends-received  deduction for corporate  shareholders.  Long-term capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends that the Fund derives from portfolio  investments that the Fund has held for a minimum  period,  usually  46 days.  A  corporate  shareholder  will not be  eligible  for the  deduction  on dividends  paid on Fund  shares  held for 45 days or less.  To the extent the Fund's  dividends  are  derived  from gross income from option  premiums,  interest  income or short-term  gains from the sale of securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.  Since it is anticipated that most of the Fund's income will be derived from  interest it receives on its  investments,  the Fund does not  anticipate that its distributions will qualify for this deduction.

         The Fund may either  retain or  distribute  to  shareholders  its net capital gain for each taxable  year.
The Fund  currently  intends to distribute  any such amounts.  If net long term capital gains are  distributed  and designated as a capital gain  distribution,  it will be taxable to shareholders as long-term  capital gain. It does not matter how long the  shareholder  has held his or her shares or whether  that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

         If the Fund  elects to retain  its net  capital  gain,  the Fund will be  subject  to tax on it at the 35%
corporate  tax rate.  If the Fund elects to retain its net  capital  gain,  it is expected  that the Fund also will elect  to have  shareholders  of  record  on the  last  day of its  taxable  year  treated  as if each  received  a distribution  of their pro rata share of such gain. As a result,  each  shareholder  will be required to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will receive a refundable  tax credit  for  his/her  pro rata  share of tax paid by the Fund on the  gain,  and will  increase  the tax  basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment  income that may be received by the Fund from sources within  foreign  countries may be subject to foreign  taxes  withheld at the  source.  The United  States has entered  into tax  treaties  with many  foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions will be treated as a return of capital to the extent of the  shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If prior distributions  made by the Fund must be  re-characterized  as a  non-taxable  return of  capital  at the end of the fiscal  year as a result of the  effect of the  Fund's  investment  policies,  they will be  identified  as such in notices sent to shareholders.

              Distributions  by the Fund will be treated in the manner  described  above  regardless of whether the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required  in certain  cases to withhold  and remit to the U.S.  Treasury  31% of ordinary income  dividends  and capital  gains  distributions  and the  proceeds of the  redemption  of shares,  paid to any shareholder (1) who has failed to provide a correct,  certified taxpayer  identification number, (2) who is subject to backup  withholding  for failure to report the receipt of interest or dividend income  properly,  or (3) who has failed  to  certify  to the Fund  that the  shareholder  is not  subject  to backup  withholding  or is an  "exempt recipient" (such as a corporation).

         |X|  Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her  shares,
                                                                                               -
the  shareholder  will  recognize a gain or loss on the redeemed  shares in an amount equal to the  difference,  if any,  between the proceeds of the redeemed shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss  recognized  in that manner may be disallowed if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

         In  general,  any gain or loss  arising  from the  redemption  of shares  of the Fund  will be  considered capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital gain or loss if the shares were held for more than one year.  However,  any capital  loss  arising  from the  redemption  of shares held for six  months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special  holding  period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the  deductibility  of capital  losses in any year.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital gains  distributions  in the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment for Class B, Class C and Class N will be made at net asset value  without sales  charge.  Reinvestment  for Class A shares will be subject to the initial  sales charge of the fund  selected.  To elect this option,  the  shareholder must  notify  the  Transfer  Agent  in  writing  and  must  have an  existing  account  in the  fund  selected  for reinvestment.  Otherwise,  the  shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to establish an account.  The  investment  will be made at net asset value in effect at the close of business on the payable date of the dividend or  distribution.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying
dividends  and  distributions  to  shareholders.   It  also  handles   shareholder   servicing  and  administrative
functions.  It serves as the Transfer  Agent for an annual per account fee. It also acts as  shareholder  servicing agent for the other Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer
Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the custodian bank of the Fund's assets.  The custodian bank's  responsibilities include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and  from  the  Fund.  It  will be the  practice  of the  Fund  to deal  with  the  custodian  bank in a  manner uninfluenced  by any banking  relationship  the custodian  bank may have with the Manager and its  affiliates.  The
Fund's  cash  balances  with the  custodian  bank in  excess of  $100,000  are not  protected  by  federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte  & Touche  llp are the  independent  auditors  of the Fund.  They audit the Fund's financial  statements  and perform  other  related  audit  services.  They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Cash Reserves, including the statement of investments, as of July
31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Cash Reserves as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Denver, Colorado
August 21, 2002

STATEMENT OF INVESTMENTS  July 31, 2002

                                                           PRINCIPAL             VALUE
                                                              AMOUNT        SEE NOTE 1

======================================================================================
 CERTIFICATES OF DEPOSIT--10.9%
--------------------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--3.9%
 Citibank NA, 1.82%, 8/6/02                             $ 10,000,000    $   10,000,000
--------------------------------------------------------------------------------------
 National Bank of Commerce, Tennessee:
 1.88%, 6/20/03(1)                                        10,000,000         9,998,996
 1.89%, 10/2/02(1)                                        10,000,000        10,000,176
--------------------------------------------------------------------------------------
 Suntrust Bank, 1.955%, 5/23/03                           10,000,000        10,007,702
                                                                        --------------
                                                                            40,006,874
--------------------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--7.0%
 ABN AMRO Bank NV, Chicago, 2.13%, 9/30/02                10,000,000        10,000,082
--------------------------------------------------------------------------------------
 BNP Paribas, Chicago:
 1.77%, 8/1/02                                             5,000,000         5,000,000
 2.10%, 10/17/02                                           7,000,000         7,000,000
--------------------------------------------------------------------------------------
 BNP Paribas, New York, 1.96%, 11/13/02                   10,000,000        10,000,000
--------------------------------------------------------------------------------------
 Lloyds TSB Bank plc, New York, 1.93%, 8/19/02 ..          5,000,000         5,000,000
--------------------------------------------------------------------------------------
 Royal Bank of Scotland, New York, 1.80%, 11/22/02        15,000,000        15,000,000
--------------------------------------------------------------------------------------
 Svenska Handelsbanken, NY:
 1.94%, 1/22/03                                           10,000,000        10,000,478
 1.96%, 1/17/03                                           10,000,000        10,000,000
                                                                        --------------
                                                                            72,000,560
                                                                        --------------
 Total Certificates of Deposit (Cost $112,007,434)                         112,007,434
======================================================================================
 DIRECT BANK OBLIGATIONS--8.2%
--------------------------------------------------------------------------------------
 Abbey National North America LLC, 1.94%, 12/12/02         6,000,000         5,956,996
--------------------------------------------------------------------------------------
 Danske Corp., Series A:
 1.80%, 1/16/03                                           10,000,000         9,916,000
 1.92%, 12/11/02                                           5,000,000         4,965,167
--------------------------------------------------------------------------------------
 Nationwide Building Society, 1.93%, 8/16/02              16,000,000        15,987,133
--------------------------------------------------------------------------------------
 Nordea North America, Inc. (gtd. by Merita Bank plc),
 2.03%, 10/18/02                                          15,000,000        14,934,025
--------------------------------------------------------------------------------------
 Svenska Handelsbanken, Inc., Series S
 (gtd. by Svenska Handelsbanken AG), 1.97%, 1/9/03         4,000,000         3,967,210
--------------------------------------------------------------------------------------
 U.S. Bank NA MN, 2.03%, 10/24/02                         20,000,000        20,000,000
--------------------------------------------------------------------------------------
 UBS Finance (Delaware) LLC, 1.98%, 9/4/02                 8,000,000         7,985,040
                                                                        --------------
 Total Direct Bank Obligations (Cost $83,711,571)                           83,711,571
======================================================================================
 LETTERS OF CREDIT--1.2%
--------------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of
 Banco Nacional de Comercio Exterior SNC, 2.25%, 9/26/02   9,000,000         8,968,686
--------------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of
 PEMEX Capital, Inc., 1.91%, 8/8/02                        3,000,000         2,998,886
                                                                        --------------
 Total Letters of Credit (Cost $11,967,572)                                 11,967,572

 OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1

=====================================================================================
 SHORT-TERM NOTES--72.8%
-------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.6%
 General Dynamics Corp.:
 2.07%, 9/12/02(2)                                      $10,000,000    $    9,975,850
 2.17%, 9/16/02(2)                                        7,000,000         6,980,590
                                                                       --------------
                                                                           16,956,440
-------------------------------------------------------------------------------------
 ASSET-BACKED--22.1%
 Barton Capital Corp., 1.80%, 10/7/02(2)                 14,184,000        14,136,484
-------------------------------------------------------------------------------------
 BILLS Securitisation Ltd., 2.02%, 11/15/02               7,000,000         6,958,366
-------------------------------------------------------------------------------------
 Charta Corp.:
 1.77%, 10/22/02(2)                                      10,000,000         9,959,683
 1.78%, 10/23/02(2)                                       7,000,000         6,971,273
 1.80%, 8/8/02(2)                                         5,000,000         4,998,250
-------------------------------------------------------------------------------------
 Crown Point Capital Co.:
 1.78%, 12/4/02(2)                                       10,000,000         9,938,194
 1.81%, 8/16/02(2)                                       15,000,000        14,988,688
-------------------------------------------------------------------------------------
 Edison Asset Securitization LLC, 1.94%, 8/13/02(2)       5,000,000         4,996,767
-------------------------------------------------------------------------------------
 Fairway Finance Corp.:
 1.80%, 8/20/02(2)                                       15,000,000        14,985,750
 1.89%, 1/3/03(2)                                        10,100,000        10,017,811
-------------------------------------------------------------------------------------
 GOVCO, Inc., 1.76%, 10/25/02(2)                         10,000,000         9,958,444
-------------------------------------------------------------------------------------
 Greyhawk Funding LLC:
 1.82%, 1/13/03(2)                                       15,000,000        14,874,875
 1.96%, 8/14/02(2)                                        5,000,000         4,996,470
-------------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 1.78%, 1/27/03(2)                                       10,000,000         9,911,494
 2.02%, 12/2/02(2)                                        7,000,000         6,951,688
-------------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1.84%, 8/23/02(2)                                        5,000,000         4,994,378
 1.90%, 12/19/02(2)                                      18,000,000        17,867,000
-------------------------------------------------------------------------------------
 New Center Asset Trust, 1.79%, 10/10/02                 10,000,000         9,965,194
-------------------------------------------------------------------------------------
 Park Avenue Receivables Corp., 1.77%, 9/16/02(2)         5,000,000         4,988,692
-------------------------------------------------------------------------------------
 Perry Global Funding LLC, Series A, 1.84%, 1/16/03(2)   10,000,000         9,914,133
-------------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.85%, 12/12/02(2)                                       4,990,000         4,955,895
 2.28%, 9/24/02(2)                                        5,153,000         5,135,377
-------------------------------------------------------------------------------------
 Sheffield Receivables Corp.:
 1.76%, 8/14/02(2)                                       10,000,000         9,993,644
 1.82%, 8/12/02(2)                                       13,500,000        13,492,493
                                                                       --------------
                                                                          225,951,043
-------------------------------------------------------------------------------------
 BEVERAGES--1.0%
 Diageo Capital plc, 1.91%, 12/9/02(2)                   10,000,000         9,931,028
-------------------------------------------------------------------------------------
 BROKER-DEALERS--7.5%
 Banc of America Securities LLC, 2.013%, 8/1/02(1)       15,000,000        15,000,000

 OPPENHEIMER CASH RESERVES

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1

-------------------------------------------------------------------------------------
 BROKER-DEALERS Continued
 Goldman Sachs Group LP, Promissory Note:
 1.98%, 12/13/02(3)                                     $ 8,000,000    $    8,000,000
 2.06%, 11/25/02                                         10,000,000        10,000,000
 2.11%, 8/30/02(3)                                        4,000,000         4,000,000
-------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co., 1.813%, 12/2/02(1)     9,400,000         9,400,000
-------------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 1.75%, 1/23/03                                          10,000,000         9,914,930
 1.79%, 4/25/03(1)                                       10,000,000        10,000,000
 1.81%, 1/10/03                                          10,000,000         9,918,550
                                                                       --------------
                                                                           76,233,480
-------------------------------------------------------------------------------------
 CHEMICALS--1.9%
 BASF AG:
 1.945%, 11/18/02(2)                                     10,000,000         9,941,110
 1.96%, 11/21/02(2)                                      10,000,000         9,939,022
                                                                       --------------
                                                                           19,880,132
-------------------------------------------------------------------------------------
 COMMERCIAL FINANCE--1.5%
 Countrywide Home Loans:
 1.83%, 8/5/02                                           10,000,000         9,997,967
 1.83%, 8/16/02                                           5,000,000         4,996,187
                                                                       --------------
                                                                           14,994,154
-------------------------------------------------------------------------------------
 CONSUMER FINANCE--3.4%
 American Express Credit Corp., Series B:
 1.827%, 4/25/03(1)                                      10,000,000        10,000,000
 1.83%, 5/7/03(1)                                        10,000,000        10,000,000
-------------------------------------------------------------------------------------
 American General Finance Corp.:
 1.80%, 8/9/02                                            5,000,000         4,998,000
 1.98%, 1/8/03                                           10,000,000         9,912,000
                                                                       --------------
                                                                           34,910,000
-------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
 SBC International, Inc., 1.82%, 8/26/02(2)               5,000,000         4,993,681
-------------------------------------------------------------------------------------
 FOOD PRODUCTS--2.4%
 Nestle Capital Corp.:
 1.87%, 2/3/03(2)                                        15,000,000        14,855,075
 1.90%, 2/5/03(2)                                        10,000,000         9,900,778
                                                                       --------------
                                                                           24,755,853
-------------------------------------------------------------------------------------
 INSURANCE--6.4%
 General Electric Capital Assurance Co., 1.889%,
  12/1/03(1,3)                                           15,000,000        15,000,000
-------------------------------------------------------------------------------------
 ING America Insurance Holdings, Inc.:
 1.82%, 1/9/03                                            2,000,000         1,983,721
 1.92%, 8/7/02                                            7,000,000         6,997,760
 1.92%, 8/9/02                                            5,000,000         4,997,867
 1.93%, 8/14/02                                           2,000,000         1,998,606
 1.94%, 8/19/02                                          10,000,000         9,990,325
-------------------------------------------------------------------------------------
 Metropolitan Life Insurance Co., 1.889%, 8/1/02(1)      10,000,000        10,000,000
-------------------------------------------------------------------------------------
 Pacific Life Insurance Co., 1.889%, 2/14/03(1,3)         5,000,000         5,000,000

 OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1

-------------------------------------------------------------------------------------
 INSURANCE Continued
 Prudential Insurance Co. of America, 1.86%, 1/31/03(1) $10,000,000    $   10,000,000
                                                                       --------------
                                                                           65,968,279
-------------------------------------------------------------------------------------
 LEASING & FACTORING--2.9%
 American Honda Finance Corp.:
 1.82%, 4/9/03(1)                                         5,000,000         5,000,000
 1.92%, 11/20/02(1)                                      15,000,000        15,001,974
-------------------------------------------------------------------------------------
 Toyota Motor Credit Corp., 2.03%, 10/15/02(2)           10,000,000         9,957,708
                                                                       --------------
                                                                           29,959,682
-------------------------------------------------------------------------------------
 MEDIA--2.1%
 McGraw-Hill Cos., Inc.:
 2.05%, 10/1/02                                           5,000,000         4,982,632
 2.18%, 9/23/02                                          16,750,000        16,696,242
                                                                       --------------
                                                                           21,678,874
-------------------------------------------------------------------------------------
 OIL & GAS--2.9%
 BP Capital Markets plc, 2.16%, 9/16/02                   9,500,000         9,473,780
-------------------------------------------------------------------------------------
 Chevron UK Investment plc (gtd. by ChevronTexaco Corp.),
 1.95%, 11/7/02(2)                                        5,000,000         4,973,459
-------------------------------------------------------------------------------------
 Shell Finance UK plc, 1.99%, 10/16/02                   15,000,000        14,936,983
                                                                       --------------
                                                                           29,384,222
-------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.8%
 Gillette Co., 2.04%, 10/15/02(2)                         8,365,000         8,329,449
-------------------------------------------------------------------------------------
 PHARMACEUTICALS--4.5%
 GlaxoSmithKline Finance plc:
 1.76%, 10/23/02(2)                                      10,000,000         9,959,422
 1.77%, 9/16/02(2)                                       10,000,000         9,977,384
-------------------------------------------------------------------------------------
 Wyeth:
 1.88%, 8/1/02(2)                                         5,000,000         5,000,000
 1.89%, 12/20/02(1,2)                                     8,000,000         8,000,000
 1.90%, 8/2/02(2)                                        10,000,000         9,999,472
 1.90%, 9/9/02(2)                                         3,000,000         2,993,825
                                                                       --------------
                                                                           45,930,103
-------------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--11.3%
 AriesOne Metafolio Corp., 1.83%, 8/13/02(2)              5,000,000         4,996,950
-------------------------------------------------------------------------------------
 Beta Finance, Inc.:
 1.79%, 4/22/03(1)                                       10,000,000         9,999,000
 1.80%, 8/15/02(2)                                       11,500,000        11,491,950
-------------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series B:
 1.80%, 8/9/02                                            7,000,000         6,997,200
 1.80%, 1/15/03                                           8,400,000         8,329,860
-------------------------------------------------------------------------------------
 Independence Funding LLC, 1.84%, 1/8/03(2)              15,000,000        14,877,333
-------------------------------------------------------------------------------------
 K2 (USA) LLC:
 1.96%, 8/27/02(2)                                       10,000,000         9,985,844
 1.97%, 8/22/02(2)                                        5,000,000         4,994,254
 2.10%, 1/15/03(2)                                        6,000,000         5,943,777

 OPPENHEIMER CASH RESERVES

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1

--------------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL Continued
 LINKS Finance LLC:
 1.85%, 8/1/02(2)                                       $ 7,300,000    $    7,300,000
 1.86%, 1/6/03(2)                                         7,500,000         7,438,446
 1.87%, 5/15/03(1)                                       15,000,000        14,998,500
--------------------------------------------------------------------------------------
 Long Lane Master Trust 4, 1.86%, 8/8/02(4)               8,000,000         7,997,107
                                                                       ---------------
                                                                          115,350,221
                                                                       ---------------
 Total Short-Term Notes (Cost $745,206,641)                               745,206,641
======================================================================================
 U.S. GOVERNMENT AGENCIES--6.7%
--------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.78%, 8/2/02                                           15,000,000        14,999,259
 2.15%, 8/13/03(5)                                        5,000,000         5,000,000
 2.25%, 8/14/03(5)                                        5,000,000         5,000,000
--------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.77%, 8/8/02                                           10,000,000         9,996,558
 1.79%, 8/1/02                                            5,000,000         5,000,000
--------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.67%, 1/23/03                                           5,000,000         4,959,410
 1.745%, 1/8/03                                           5,000,000         4,961,222
 1.77%, 8/7/02                                            5,000,000         4,998,525
 2%, 4/1/03                                              14,000,000        13,811,000
                                                                       ---------------
 Total U.S. Government Agencies (Cost $68,725,974)                         68,725,974
======================================================================================
 JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------------
 Individual interest of 3% in joint repurchase agreement
 with PaineWebber, Inc., 1.81%, dated 7/31/02, to be
 repurchased at $513,825,833 on 8/1/02, collateralized
 by Federal Home Loan Mortgage Corp., 6%, 3/1/32, with
 a value of $223,603,854 and Federal National Mortgage
 Assn., 5.50%, 6/1/17, with a value of
 $301,228,060 (Cost $15,400,000)                         15,400,000        15,400,000
--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,037,019,192)            101.3%    1,037,019,192
--------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.3)      (13,477,710)
                                                         -----------------------------
 NET ASSETS                                                   100.0%   $1,023,541,482
                                                         =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY
TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY
THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE
RATES SHOWN.

1. Represents the current interest rate for a variable rate security.
2. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $421,763,890, or 41.21% of the
Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial
Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $7,997,107 or 0.78% of the Fund's net assets as of July 31, 2002.
5. When-issued security to be delivered and settled after July 31, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

========================================================================================

 ASSETS
----------------------------------------------------------------------------------------
 Investments, at value (cost $1,037,019,192)--see accompanying statement  $1,037,019,192
----------------------------------------------------------------------------------------
 Cash                                                                          1,353,567
----------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                            9,137,180
 Interest                                                                        855,767
 Other                                                                            78,300
                                                                          --------------
 Total assets                                                              1,048,444,006

----------------------------------------------------------------------------------------
 LIABILITIES
----------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                       14,018,569
 Investments purchased on a when-issued basis                                 10,000,000
 Transfer and shareholder servicing agent fees                                   420,402
 Dividends                                                                       155,674
 Distribution and service plan fees                                              118,699
 Trustees' compensation                                                              430
 Other                                                                           188,750
                                                                          --------------
 Total liabilities                                                            24,902,524

========================================================================================
 NET ASSETS                                                               $1,023,541,482
                                                                          ==============

========================================================================================
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                               $    1,023,499
----------------------------------------------------------------------------------------
 Additional paid-in capital                                                1,022,517,983
                                                                          --------------
 NET ASSETS                                                               $1,023,541,482
                                                                          ==============

========================================================================================
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $439,892,842 and 439,903,842 shares of beneficial interest
 outstanding)                                                                      $1.00
----------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $417,767,626
 and 417,727,229 shares of beneficial interest outstanding)                        $1.00
----------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $123,119,921
 and 123,107,828 shares of beneficial interest outstanding)                        $1.00
----------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,761,093
 and 42,760,061 shares of beneficial interest outstanding)                         $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

==============================================================================
 INVESTMENT INCOME
------------------------------------------------------------------------------
 Interest                                                         $19,609,378
==============================================================================
 EXPENSES
------------------------------------------------------------------------------
 Management fees                                                    3,774,010
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              793,127
 Class B                                                            2,161,369
 Class C                                                              643,204
 Class N                                                              100,557
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,609,714
 Class B                                                            1,135,664
 Class C                                                              337,460
 Class N                                                               89,280
------------------------------------------------------------------------------
 Shareholder reports                                                  458,362
------------------------------------------------------------------------------
 Custodian fees and expenses                                           27,644
------------------------------------------------------------------------------
 Trustees' compensation                                                 6,728
------------------------------------------------------------------------------
 Other                                                                266,641
                                                                  ------------
 Total expenses                                                    11,403,760
 Less reduction to custodian expenses                                  (5,716)
 Less voluntary waiver of transfer and shareholder
   servicing agent fees -- Class A, B, C and N                        (79,807)
                                                                  ------------
 Net expenses                                                      11,318,237
==============================================================================
 NET INVESTMENT INCOME                                              8,291,141
==============================================================================
 NET REALIZED GAIN ON INVESTMENTS                                     110,956
==============================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $8,402,097
                                                                   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                                                        2002                  2001
=======================================================================================================================

 OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
 Net investment income                                                            $    8,291,141          $ 27,708,749
-----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                110,956               (18,474)
                                                                                  -------------------------------------
 Net increase in net assets resulting from operations                                  8,402,097            27,690,275
=======================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                              (5,240,579)          (16,436,745)
 Class B                                                                              (2,136,831)           (8,471,083)
 Class C                                                                                (681,306)           (2,791,572)
 Class N                                                                                (139,943)               (9,349)
-----------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                                 (46,805)                   --
 Class B                                                                                 (33,340)                   --
 Class C                                                                                  (9,923)                   --
 Class N                                                                                  (2,414)                   --

=======================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                              43,941,742            78,707,756
 Class B                                                                             178,524,051            66,862,410
 Class C                                                                              38,029,783            35,697,673
 Class N                                                                              38,485,352             4,274,709

=======================================================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
 Total increase                                                                      299,091,884           185,524,074
-----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                 724,449,598           538,925,524
                                                                                  -------------------------------------
 End of period                                                                    $1,023,541,482          $724,449,598
                                                                                  =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

 CLASS A       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .05       .05       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.05)     (.05)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.05)     (.05)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 1.31%     4.84%     5.10%     4.30%     4.61%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $439,893  $395,898  $317,198  $264,632  $210,477
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $405,285  $351,490  $312,440  $245,622  $186,795
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           1.30%     4.67%     5.00%     4.22%     4.48%
 Expenses                                        1.17%     1.15%     1.06%     1.10%     1.28%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.16%     1.15%     1.06%     1.10%     1.28%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 CLASS B       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .04       .04       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.04)     (.04)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.04)     (.04)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 0.76%     4.25%     4.52%     3.72%     3.98%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $417,768  $239,201  $172,345  $204,081   $80,005
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $288,676  $208,775  $225,824  $170,068   $73,003
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           0.75%     4.07%     4.40%     3.67%     3.93%
 Expenses                                        1.71%     1.70%     1.61%     1.65%     1.83%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.70%     1.70%     1.61%     1.65%     1.83%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

 CLASS C       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .04       .04       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.04)     (.04)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.04)     (.04)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 0.76%     4.26%     4.52%     3.73%     3.99%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $123,120   $85,076   $49,382   $49,607   $18,101
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $ 85,893   $68,741   $59,556   $37,244   $15,297
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           0.80%     4.07%     4.44%     3.67%     3.94%
 Expenses                                        1.71%     1.70%     1.61%     1.65%     1.83%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.70%     1.70%     1.61%     1.65%     1.83%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 CLASS N       YEAR ENDED JULY 31,                              2002     2001(1)
===============================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
 Net asset value, beginning of period                         $ 1.00    $ 1.00
-------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                           .01       .01
 Net realized gain                                                --(2)     --
                                                         ----------------------
 Total from investment operations                                .01       .01
-------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.01)     (.01)
 Distributions from net realized gain                             --(2)     --
                                                         ----------------------
 Total dividends and/or distributions
 to shareholders                                                (.01)     (.01)
-------------------------------------------------------------------------------
 Net asset value, end of period                                $1.00     $1.00
                                                         ======================

===============================================================================
 TOTAL RETURN(3)                                                1.08%     1.49%
-------------------------------------------------------------------------------

===============================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $42,761    $4,275
-------------------------------------------------------------------------------
 Average net assets (in thousands)                           $21,014    $  737
-------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                          0.68%     3.03%
 Expenses                                                       1.47%     1.19%
 Expenses, net of voluntary waiver of transfer agent
 fees and/or reduction to custodian expenses                    1.46%     1.19%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase commitments of $10,000,000.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $97,192, a decrease in undistributed net investment income of $92,482, and a decrease in accumulated net realized gain on investments of
$4,710. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 OPPENHEIMER CASH RESERVES

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     Year Ended July 31, 2002            Year Ended July 31, 2001(1)
                                    Shares             Amount             Shares              Amount
----------------------------------------------------------------------------------------------------

CLASS A
Sold                           725,626,956    $   725,626,956      1,204,183,854    $ 1,204,183,854
Dividends and/or
distributions reinvested         5,044,104          5,044,104         15,219,869         15,219,869
Redeemed                      (686,729,318)      (686,729,318)    (1,140,695,967)    (1,140,695,967)
                              ----------------------------------------------------------------------
Net increase                    43,941,742    $    43,941,742         78,707,756    $    78,707,756
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                           600,768,660    $   600,768,660        593,249,893    $   593,249,893
Dividends and/or
distributions reinvested         1,988,404          1,988,404          7,307,928          7,307,928
Redeemed                      (424,233,013)      (424,233,013)      (533,695,411)      (533,695,411)
                              ----------------------------------------------------------------------
Net increase                   178,524,051    $   178,524,051         66,862,410    $    66,862,410
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                           242,337,624    $   242,337,624        704,729,916    $   704,729,916
Dividends and/or
distributions reinvested           568,139            568,139          2,258,358          2,258,358
Redeemed                      (204,875,980)      (204,875,980)      (671,290,601)      (671,290,601)
                              ----------------------------------------------------------------------
Net increase                    38,029,783    $    38,029,783         35,697,673    $    35,697,673
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                           84,380,207     $    84,380,207         6,629,109     $     6,629,109
Dividends and/or
distributions reinvested           135,286            135,286              6,894              6,894
Redeemed                       (46,030,141)       (46,030,141)        (2,361,294)        (2,361,294)
                              ----------------------------------------------------------------------
Net increase                    38,485,352    $    38,485,352          4,274,709    $     4,274,709
                              ======================================================================

1. For the year ended July 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.

================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.47%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $27.50 per account fee.

 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
     The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

              CONCESSIONS ON    CONCESSIONS ON   CONCESSIONS ON  CONCESSIONS ON
              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES  CLASS N SHARES
 YEAR            ADVANCED BY       ADVANCED BY      ADVANCED BY     ADVANCED BY
 ENDED        DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
-------------------------------------------------------------------------------
 July 31, 2002           $--          $954,517         $233,346        $635,960

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                       CLASS A          CLASS B         CLASS C         CLASS N
                    CONTINGENT       CONTINGENT      CONTINGENT      CONTINGENT
                      DEFERRED         DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
 YEAR              RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
 ENDED             DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
 July 31, 2002         $77,684          $42,104            $343         $11,890

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of
Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $793,127, all of which were paid by the Distributor to recipients, and included $121,987 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor is entitled to receive a service fee of 0.25%
per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees at this time.

 OPPENHEIMER CASH RESERVES

Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                 DISTRIBUTOR'S
                                                  DISTRIBUTOR'S      AGGREGATE
                                                      AGGREGATE   UNREIMBURSED
                                                   UNREIMBURSED  EXPENSES AS %
                   TOTAL PAYMENTS  AMOUNT RETAINED     EXPENSES  OF NET ASSETS
                       UNDER PLAN   BY DISTRIBUTOR   UNDER PLAN       OF CLASS
------------------------------------------------------------------------------
Class B Plan           $2,161,369       $2,161,369   $       --            --%
Class C Plan              643,204          642,873           --            --
Class N Plan              100,557           52,288    1,537,255          3.59

================================================================================
4. ILLIQUID SECURITIES
As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
31, 2002 was $32,000,000, which represents 3.13% of the Fund's net assets.

                                                    Appendix A

Description of Securities Ratings

Below is a  description  of the two  highest  rating  categories  for  Short  Term  Debt and Long  Term Debt by the
"Nationally-Recognized  Statistical Rating  Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on information  supplied by the ratings  organizations  to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating  designations  for commercial  paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine  months),  are judged by Moody's to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1:  Superior  capacity for repayment.  Capacity will normally be evidenced by the following  characteristics:
(a) leading  market  positions in  well-established  industries;  (b) high rates of return on funds  employed;  (c)
conservative  capitalization  structure  with  moderate  reliance  on debt and ample  asset  protection;  (d) broad
margins  in  earning   coverage  of  fixed  financial   charges  and  high  internal  cash   generation;   and  (e)
well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will  normally be evidenced by many of the  characteristics  cited above  but to a lesser  degree.  Earnings  trends  and  coverage  ratios,  while  sound,  will be more  subject  to
variation.   Capitalization   characteristics,   while  still  appropriate,   may  be  more  affected  by  external
conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal  short-term  obligations are designated "Moody's Investment Grade"
("MIG").  Short-term  notes which have demand  features may also be designated as "VMIG".  These rating  categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent  protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong  credit  quality.  Margins of  protection  are ample  although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1:  Obligation is rated in the highest category.  The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation  indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat  more  susceptible  to the adverse  effects of changes in  circumstances  and economic conditions than  obligations in higher rating  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay principal  and  interest,  with some  vulnerability  to adverse  financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating  addresses  the  likelihood  of repayment of principal and interest as due, and the second rating  addresses only the demand  feature.  With short-term  demand debt,  Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the following  short-term  ratings to debt  obligations  that are payable on demand or have original maturities  of  generally up to three years,  including  commercial  paper,  certificates  of deposit,  medium-term notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest capacity for timely payment of financial commitments.  May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality.  A satisfactory  capacity for timely payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities  purchased by the Fund with a remaining  maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality.  They carry the smallest  degree of investment risk and are generally  referred to as  "gilt  edged."  Interest  payments  are  protected  by a large  or by an  exceptionally  stable  margin  and principal  is  secure.  While the  various  protective  elements  are  likely to change,  the  changes  that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Judged  to be of high  quality  by all  standards.  Together  with the "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as with "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the  long-term  risk  appear  somewhat  larger than that of "Aaa"
securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating  classification.  The modifier "1"
indicates that the obligation  ranks in the higher end of its generic rating  category;  the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  A strong  capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial  commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit risk.  They indicate a very strong  capacity for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA"  categories  are not  significantly  vulnerable  to  foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                                        B-1
                                                    Appendix B

-------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
-------------------------------------------------------------------------------------------------------------------

Aerospace & Defense                                Household Products
Air Freight & Couriers                             Industrial Conglomerates
Airlines                                           Insurance
Asset Backed Securities                            Internet & Catalog Retail
Auto Components                                    Internet Software & Services
Automobiles                                        Information Technology Consulting & Services
Banks                                              Leasing & Factoring
Beverages                                          Leisure Equipment & Products
Biotechnology                                      Machinery
Broker-Dealer                                      Marine
Building Products                                  Media
Chemicals                                          Metals & Mining
Commercial Finance                                 Multiline Retail
Commercial Services & Supplies                     Multi-Utilities
Communications Equipment                           Municipal
Computers & Peripherals                            Office Electronics
Construction & Engineering                         Oil & Gas
Construction Materials                             Paper & Forest Products
Consulting & Services                              Personal Products
Consumer Finance                                   Pharmaceuticals
Containers & Packaging                             Real Estate
Distributors                                       Repurchase Agreements
Diversified Financials                             Road & Rail
Diversified Telecommunication Services             Semiconductor Equipment & Products
Electric Utilities                                 Software
Electrical Equipment                               Special Purpose Financial
Electronic Equipment & Instruments                 Specialty Retail
Energy Equipment & Services                        Textiles & Apparel
Food & Drug Retailing                              Tobacco
Food Products                                      Trading Companies & Distributors
Foreign Government                                 Transportation Infrastructure
Gas Utilities                                      U.S. Government Agencies - Full Faith and Credit Agencies
Health Care Equipment & Supplies                   U.S. Government Agencies - Government Sponsored Enterprises
Health Care Providers & Services                   U.S. Government Instrumentalities
Hotels Restaurants & Leisure                       U.S. Government Obligations
Household Durables                                 Water Utilities
                                                   Wireless Telecommunication Services

                                                       C-16
                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of  the  Oppenheimer  funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts realized by OppenheimerFunds  Distributor,  Inc., (referred to in this  document as the  "Distributor"),  or by dealers or other  financial  institutions  that offer those shares to certain classes of investors.

Not all waivers apply to all funds.  For example,  waivers relating to Retirement Plans do not apply to Oppenheimer municipal  funds,  because  shares of those funds are not  available  for  purchase  by or on behalf of  retirement plans. Other waivers apply only to shareholders of certain funds.

For the  purposes  of some of the  waivers  described  below and in the  Prospectus  and  Statement  of  Additional
Information  of the applicable  Oppenheimer  funds,  the term  "Retirement  Plan" refers to the following  types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual  Retirement  Accounts  ("IRAs"),  including  traditional  IRAs,  Roth IRAs,  SEP-IRAs,
                  SARSEPs or SIMPLE plans

The  interpretation of these provisions as to the applicability of a special  arrangement or waiver in a particular case is in the sole  discretion  of the  Distributor  or the transfer  agent  (referred to in this  document as the
"Transfer  Agent") of the particular  Oppenheimer  fund.  These waivers and special  arrangements may be amended or terminated at any time by a particular fund, the Distributor,  and/or  OppenheimerFunds,  Inc. (referred to in this document as the "Manager").

Waivers  that apply at the time shares are  redeemed  must be requested  by the  shareholder  and/or  dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of  Oppenheimer  Funds That Are Not Subject to Initial  Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial  sales charge on purchases  of Class A shares of any of the  Oppenheimer  funds in the cases listed below.  However,  these  purchases may be subject to the Class A contingent  deferred  sales charge if redeemed within 18 months (24 months in the case of Oppenheimer  Rochester  National  Municipals and Rochester Fund
Municipals) of the beginning of the calendar  month of their  purchase,  as described in the  Prospectus  (unless a waiver described  elsewhere in this Appendix applies to the  redemption).  Additionally,  on shares purchased under these  waivers that are subject to the Class A contingent  deferred  sales  charge,  the  Distributor  will pay the
applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This    waiver
provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement  Plan that was  permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.  That included plans
              (other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought shares  costing  $500,000 or more, 2)
              had at the time of  purchase  100 or more  eligible  employees  or total plan  assets of  $500,000 or more, or 3) certified to the  Distributor  that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through  a  broker,  dealer,  bank  or  registered  investment  adviser  that  has  made  special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution  from a qualified  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases  of  Class  A  shares  by  Retirement  Plans  that  have  any  of the  following  record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,  Inc.  ("Merrill  Lynch")
                  on a daily  valuation  basis for the  Retirement  Plan.  On the date the plan  sponsor  signs the record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested in (a) mutual  funds,  other than those  advised or managed by Merrill Lynch
                  Investment Management,  L.P. ("MLIM"),  that are made available under a Service Agreement between
                  Merrill  Lynch  and the  mutual  fund's  principal  underwriter  or  distributor,  and (b)  funds advised or managed by MLIM (the funds  described  in (a) and (b) are  referred to as  "Applicable
                  Investments").
              2)  The record keeping for the Retirement  Plan is performed on a daily  valuation  basis by a record keeper whose services are provided under a contract or  arrangement  between the Retirement  Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping  service  agreement with
                  Merrill Lynch,  the Plan must have $3 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.
              3)  The record  keeping for a  Retirement  Plan is handled  under a service  agreement  with  Merrill
                  Lynch and on the date the plan sponsor  signs that  agreement,  the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A  shares  purchased  by the  following  investors  are not  subject  to any  Class A sales  charges  (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former  officers,  directors,  trustees and employees (and their  "immediate  families") of the
              Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents,  parents, parents-in-law,  brothers and sisters,  sons- and  daughters-in-law,  a sibling's  spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage  (step-children, step-parents, etc.) are included.
|_|      Registered  management  investment  companies,  or separate  accounts  of  insurance  companies  having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement plans for their employees.
|_|      Employees and  registered  representatives  (and their spouses) of dealers or brokers  described  above or financial  institutions  that have entered into sales  arrangements with such dealers or brokers (and which  are  identified  as such to the  Distributor)  or with the  Distributor.  The  purchaser  must certify to the  Distributor  at the time of purchase  that the  purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the
              Distributor  providing  specifically  for the use of  shares  of the  Fund in  particular  investment products made  available to their  clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment  advisors and  financial  planners who have entered into an agreement for this purpose with the
              Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi  trusts"  that buy shares for their own  accounts,  if the  purchases  are made through a broker or agent or other financial  intermediary  that has made special  arrangements  with the Distributor for those purchases.
|_|      Clients of  investment  advisors or financial  planners  (that have  entered  into an  agreement  for this purpose  with the  Distributor)  who buy  shares  for their own  accounts  may also  purchase  shares without sales charge but only if their  accounts are linked to a master  account of their  investment advisor  or  financial  planner  on  the  books  and  records  of  the  broker,  agent  or  financial intermediary  with  which  the  Distributor  has  made  such  special  arrangements  . Each of  these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors,  trustees,  officers  or  full-time  employees  of  OpCap  Advisors  or its  affiliates,  their relatives  or any trust,  pension,  profit  sharing or other  benefit  plan which  beneficially  owns shares for those persons.
|_|      Accounts for which  Oppenheimer  Capital (or its  successor) is the  investment  advisor (the  Distributor must be advised of this  arrangement)  and  persons who are  directors  or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined  contribution  employee  retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|      Retirement  Plans and  deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified or created under sections  401(a),  401(k),  403(b) or 457 of the Internal
              Revenue Code),  in each case if those  purchases are made through a broker,  agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value  Advisors)  whose Class B or Class C shares of a Former  Quest for Value  Fund were  exchanged  for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified  Retirement  Plan that had agreed with the former Quest for Value Advisors to purchase  shares of any of the Former  Quest for Value Funds at net asset  value,  with such shares to be held through
              DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares  issued or  purchased  in the  following  transactions  are not  subject  to sales  charges  (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of  reorganization,  such as mergers,  asset  acquisitions and exchange offers,  to which the Fund is a party.
|_|      Shares  purchased by the  reinvestment  of dividends or other  distributions  reinvested  from the Fund or other  Oppenheimer  funds (other than Oppenheimer Cash Reserves) or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased  through a broker-dealer  that has entered into a special  agreement with the Distributor to allow the  broker's  customers  to  purchase  and pay for shares of  Oppenheimer  funds  using the proceeds of shares  redeemed  in the prior 30 days from a mutual  fund (other than a fund  managed by the Manager or any of its  subsidiaries)  on which an initial  sales  charge or  contingent  deferred sales  charge was paid.  This  waiver  also  applies to shares  purchased  by  exchange  of shares of
              Oppenheimer  Money Market Fund,  Inc. that were  purchased  and paid for in this manner.  This waiver must be requested when the purchase order is placed for shares of the Fund, and the  Distributor  may require evidence of qualification for this waiver.
|_|      Shares  purchased with the proceeds of maturing  principal units of any Qualified Unit  Investment  Liquid
              Trust Series.
|_|      Shares  purchased by the  reinvestment  of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A  contingent  deferred  sales  charge is also  waived if shares that would  otherwise  be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic  Withdrawal  Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary  redemptions  of shares by  operation  of law or  involuntary  redemptions  of small  accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability  (as defined in the Internal  Revenue Code) of the  participant or  beneficiary.  The  death or  disability  must  occur  after  the  participant's  account  was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
4)       Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified  Domestic  Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or  separation  agreement  described  in Section  71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make  "substantially  equal  periodic  payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary  of the Manager) if the plan has made  special  arrangements  with the Distributor.
              11) Plan  termination  or  "in-service  distributions,"  if the  redemption  proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For  distributions  from  401(k)  plans  sponsored  by  broker-dealers  that have  entered  into a special agreement with the Distributor allowing this waiver.
|_|      For  distributions  from  retirement  plans  that have $10  million  or more in plan  assets and that have entered into a special agreement with the Distributor.
|_|      For  distributions  from retirement  plans which are part of a retirement plan product or platform offered by certain banks,  broker-dealers,  financial  advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N  contingent  deferred  sales  charges  will not be applied to shares  purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent  deferred  sales  charges will be waived for  redemptions  of shares in the following cases:
|_|      Shares  redeemed  involuntarily,  as  described  in  "Shareholder  Account  Rules  and  Policies,"  in the
              applicable Prospectus.
|_|      Redemptions  from  accounts  other than  Retirement  Plans  following  the death or disability of the last
              surviving   shareholder.   The  death  or  disability  must  have  occurred  after  the  account  was established,  and for disability you must provide  evidence of a  determination  of disability by the
              Social Security Administration.
|_|      The  contingent  deferred  sales charges are  generally not waived  following the death or disability of a grantor or trustee for a trust  account.  The  contingent  deferred sales charges will only be waived in the limited  case of the death of the trustee of a grantor  trust or  revocable  living  trust for which the trustee is also the sole  beneficiary.  The death or disability  must have  occurred  after the account was  established,  and for disability  you must provide  evidence of a  determination  of disability by the Social Security Administration.
|_|      Distributions  from accounts for which the  broker-dealer  of record has entered into a special  agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement  Plans whose records are maintained on a daily  valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions  requested in writing by a Retirement  Plan sponsor of Class C shares of an  Oppenheimer  fund in  amounts  of  $500,000  or more and made more than 12 months  after the  Retirement  Plan's  first purchase  of Class C shares,  if the  redemption  proceeds  are  invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability  (as defined in the Internal  Revenue Code) of the  participant or  beneficiary.  The  death or  disability  must  occur  after  the  participant's  account  was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make  distributions  required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make  "substantially  equal  periodic  payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager)  offered as an  investment  option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions  made on  account  of a plan  termination  or  "in-service"  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For  distributions  from a  participant's  account under an Automatic  Withdrawal  Plan after the participant  reaches  age  59 1/2,  as long as the  aggregate  value of the  distributions  does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions  of Class B shares under an  Automatic  Withdrawal  Plan for an account  other than a
                  Retirement  Plan,  if the  aggregate  value of the  redeemed  shares  does not  exceed 10% of the account's value, adjusted annually.
              14) For  distributions  from 401(k)  plans  sponsored  by  broker-dealers  that have  entered  into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic  Withdrawal  Plan from an account other than a  Retirement  Plan if the  aggregate  value of the  redeemed  shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered  management  investment  companies or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares  sold to present  or former  officers,  directors,  trustees  or  employees  (and their  "immediate families"  as  defined  above in  Section  I.A.) of the Fund,  the  Manager  and its  affiliates  and retirement plans established by them for their employees.
IV.

    Special Sales Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer  Funds Who Were  Shareholders  of
         Former Quest for Value Funds
--------------------------------------------------------------------------------------------------------------------

The  initial  and  contingent  deferred  sales  charge  rates and  waivers  for Class A, Class B and Class C shares described in the  Prospectus  or Statement  of  Additional  Information  of the  Oppenheimer  funds are modified as described  below for certain  persons who were  shareholders  of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when  OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These  arrangements also apply to shareholders of the following funds when they merged (were  reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds  listed  above are referred to in this  Appendix as the "Former  Quest for Value  Funds."
The waivers of initial and  contingent  deferred  sales charges  described in this  Appendix  apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such  shareholder  pursuant to an  exchange of shares of an  Oppenheimer  fund that was one of the Former Quest for Value Funds, or
|_|      purchased  by such  shareholder  by  exchange  of shares of another  Oppenheimer  fund that were  acquired pursuant to the merger of any of the Former  Quest for Value Funds into that other  Oppenheimer  fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and  Associations.  The  following  table sets forth the initial sales charge rates for Class A shares  purchased by members of  "Associations"  formed for any purpose other than the purchase of securities.  The rates in the table  apply if that  Association  purchased  shares  of any of the  Former  Quest for Value  Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number  of  Eligible  Employees  Initial  Sales  Charge as a  Initial  Sales  Charge as a % of  Concession  as  % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than  2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations  having 50 or more eligible employees or members,  there is no initial sales charge on  purchases  of Class A shares,  but those  shares are subject to the Class A  contingent  deferred  sales charge described in the applicable fund's Prospectus.

         Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the  number of  members  of an  Association,  or the sales  charge  rate that  applies  under the Right of
Accumulation  described in the applicable  fund's Prospectus and Statement of Additional  Information.  Individuals
who qualify  under this  arrangement  for reduced sales charge rates as members of  Associations  also may purchase shares for their  individual  or  custodial  accounts at these  reduced  sales  charge  rates,  upon request to the
Distributor.

|X|      Waiver of Class A Sales  Charges for  Certain  Shareholders.  Class A shares  purchased  by the  following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders  who were  shareholders  of the AMA Family of Funds on  February  28,  1991 and who  acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders  who acquired  shares of any Former  Quest for Value Fund by merger of any of the  portfolios of the Unified Funds.

|X|      Waiver of Class A  Contingent  Deferred  Sales  Charge in  Certain  Transactions.  The Class A  contingent deferred  sales charge will not apply to  redemptions  of Class A shares  purchased by the following  investors who were shareholders of any Former Quest for Value Fund:

         Investors  who  purchased  Class A shares  from a dealer that is or was not  permitted  to receive a sales load or  redemption  fee imposed on a  shareholder  with whom that dealer has a fiduciary  relationship,  under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers  for  Redemptions  of  Shares  Purchased  Prior to March 6,  1995.  In the  following  cases,  the contingent  deferred  sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an
Oppenheimer  fund.  The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former  Quest for Value Fund or into which such fund  merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals  under an  automatic  withdrawal  plan  holding  only either  Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following  cases,  the contingent  deferred sales charge will be waived for  redemptions of Class A, Class B or
Class C shares of an  Oppenheimer  fund.  The shares must have been  acquired  by the merger of a Former  Quest for
Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former  Quest For Value Fund or into which such Former  Quest for Value Fund merged.  Those  shares must have been  purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's  account will be credited with the amount of any contingent  deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund described in this section if the proceeds  are  invested in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.
V.       Special Sales Charge  Arrangements for Shareholders of Certain  Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent  deferred sale charge rates and waivers for Class A and Class B shares  described in the respective  Prospectus  (or this Appendix) of the following  Oppenheimer  funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are  modified  as  described  below for those  Fund  shareholders  who were  shareholders  of the  following  funds
(referred to as the "Former  Connecticut  Mutual Funds") on March 1, 1996, when  OppenheimerFunds,  Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class  A  Contingent  Deferred  Sales  Charge.  Certain  shareholders  of a  Fund  and  the  other  Former
Connecticut  Mutual  Funds are  entitled to continue to make  additional  purchases  of Class A shares at net asset value  without a Class A initial  sales charge,  but subject to the Class A contingent  deferred  sales charge that was in effect  prior to March 18, 1996 (the "prior  Class A CDSC").  Under the prior Class A CDSC,  if any of those shares are redeemed  within one year of purchase,  they will be assessed a 1% contingent  deferred  sales charge on an amount  equal to the current  market  value or the  original  purchase  price of the shares  sold,  whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons  whose  purchases of Class A shares of a Fund and other Former  Connecticut  Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct  purchases or purchases  pursuant to the  Fund's  policies  on  Combined  Purchases  or Rights of  Accumulation,  who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended  purchases under a Statement of Intention  entered into prior to March 18,
                  1996,  with the former  general  distributor of the Former  Connecticut  Mutual Funds to purchase shares  valued at  $500,000 or more over a 13-month  period  entitled  those  persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former  Connecticut  Mutual Funds that were purchased at net asset value prior to March 18, 1996,  remain  subject to the prior Class A CDSC,  or if any  additional  shares are purchased by those  shareholders  at net asset value pursuant to this  arrangement  they will be subject to the prior Class A CDSC.

|X|      Class A Sales  Charge  Waivers.  Additional  Class A shares  of a Fund may be  purchased  without  a sales charge,  by a person who was in one (or more) of the  categories  below and acquired  Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser,  provided the total initial amount  invested in the Fund or any one or more of the
                  Former  Connecticut  Mutual Funds totaled $500,000 or more,  including  investments made pursuant to the Combined Purchases,  Statement of Intention and Rights of Accumulation  features available at the time of the  initial  purchase  and such  investment  is still  held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any  participant  in a qualified  plan,  provided that the total initial  amount  invested by the plan in the Fund or any one or more of the Former  Connecticut  Mutual Funds totaled  $500,000 or more;
              3)  Directors  of the Fund or any one or more of the Former  Connecticut  Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services,  L.L.C.  ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more  members of a group of at least 1,000  persons  (and  persons who are  retirees  from such group)  engaged in a common  business,  profession,  civic or  charitable  endeavor or other activity,  and the spouses and minor dependent children of such persons,  pursuant to a marketing program between CMFS and such group; and
              6)  an  institution  acting as a  fiduciary  on  behalf  of an  individual  or  individuals,  if such institution was directly  compensated by the  individual(s)  for recommending the purchase of the shares  of the Fund or any one or more of the  Former  Connecticut  Mutual  Funds,  provided  the institution had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally,  Class A shares  of a Fund may be  purchased  without  a sales  charge  by any  holder  of a variable  annuity  contract  issued in New York State by  Connecticut  Mutual Life  Insurance  Company  through the
Panorama  Separate  Account  which is beyond the  applicable  surrender  charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix,  above, the contingent  deferred sales charge will be waived for  redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut  Mutual Fund  provided that the Class A or
Class B shares of the Fund to be  redeemed  or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.  Additionally,  the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement  distributions (or loans) to participants or beneficiaries  from retirement plans qualified under Sections 401(a) or 403(b)(7)of  the Code, or from IRAs,  deferred  compensation  plans created under
         Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in  whole  or  in  part,  in  connection  with  shares  sold  to  any  state,  county,  or  city,  or  any instrumentality,  department,  authority,  or agency thereof,  that is prohibited by applicable investment laws  from  paying a sales  charge  or  concession  in  connection  with the  purchase  of  shares  of any registered investment management company;
     6)  in  connection  with the  redemption of shares of the Fund due to a  combination  with another  investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts  pursuant to an Automatic  Withdrawal  Plan but limited to no more than 12% of the original value annually; or
     9)  as  involuntary  redemptions  of shares by operation of law, or under  procedures  set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.      Special Reduced Sales Charge for Former Shareholders of Advance     America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer U.S. Government Trust,  Oppenheimer Strategic Income
Fund and  Oppenheimer  Capital  Income Fund who acquired  (and still hold) shares of those funds as a result of the reorganization  of series of Advance America Funds,  Inc. into those Oppenheimer funds on October 18, 1991, and who held  shares of  Advance  America  Funds,  Inc.  on March  30,  1990,  may  purchase  Class A shares of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this  section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors  listed below who,  prior to March 11,
1996,  owned shares of the Fund's  then-existing  Class A and were  permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers,  directors,  trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional  Information) of the Fund, the Manager and its affiliates,  and retirement  plans  established  by them  or the  prior  investment  advisor  of the  Fund  for  their employees,
|_|      registered  management  investment  companies  or separate  accounts of  insurance  companies  that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement plans for their employees,
|_|      employees  and  registered  representatives  (and their  spouses) of dealers or brokers  described  in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those dealers or brokers (and whose  identity is made known to the  Distributor)  or with the  Distributor, but only if the  purchaser  certifies to the  Distributor  at the time of purchase that the purchaser meets these qualifications,
|_|      dealers,  brokers,  or  registered  investment  advisors  that  had  entered  into an  agreement  with the
              Distributor  or the  prior  distributor  of the Fund  specifically  providing  for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers,  brokers  or  registered  investment  advisors  that  had  entered  into an  agreement  with  the
              Distributor  or prior  distributor  of the  Fund's  shares  to sell  shares to  defined  contribution
              employee   retirement  plans  for  which  the  dealer,   broker,   or  investment   advisor  provides
              administrative services.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Cash Reserves
-------------------------------------------------------------------------------------------------------------------

Internet Website:
         www.oppenheimerfunds.com
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, NY 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, NY 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.225.5677

Custodian Bank
         Citibank, N.A.
         399 Park Avenue
         New York, New York 10043

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street, Suite 3600
         Denver, Colorado 80202-3942

Counsel to the Fund
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019-5820

 (OppenheimerFunds logo)

PX0760.001.0902

                                                  OPPENHEIMER CASH RESERVES

                                                          FORM N-1A

                                                           PART C

                                                      OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)      Amended and Restated Declaration of Trust dated February 2, 2001: Previously filed with Registrant's
         Post-Effective Amendment No. 20 (9/27/01) (Reg. No. 33-23223), and incorporated herein by reference.

(i)      Amendment No. 1 dated 8/27/02 to Amended and Restated Declaration of Trust dated 2/2/01: Filed herewith.

(b)      By-Laws, as amended and restated through October 24, 2000: Previously filed with Registrant's Post-Effective
         Amendment No. 20 (9/27/01) (Reg. No. 33-23223), and incorporated herein by reference.

(c)        (i)    Specimen Class A Share  Certificate:  Previously filed with Registrant's  Post-Effective  Amendment No. 21,
                  11/26/01, and incorporated herein by reference.
(ii)     Specimen Class B Share Certificate:  Previously filed with Registrant's Post-
                  Effective Amendment No. 21, 11/26/01, and incorporated herein by reference.
(iii)    Specimen Class C Share Certificate:  Previously filed with Registrant's Post-
                  Effective Amendment No. 21, 11/26/01, and incorporated herein by reference.
           (iv)   Specimen Class N Share Certificate: Previously filed with Registrant's Post-
                  Effective Amendment No. 21, 11/26/01, and incorporated herein by reference.

(d)      Investment  Advisory Agreement dated October 22, 1990:  Previously filed with Registrant's Post Effective  Amendment
No. 3 (2/28/91) and refiled with Registrant's  Post-Effective Amendment No. 10 (4/25/95),  pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(e)      (i)      General  Distributor's  Agreement dated October 13, 1992: Previously filed with Registrant's Post Effective
         Amendment No. 10 (4/25/95), and incorporated herein by reference.
         (ii)     Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with  Post-Effective
         Amendment No. 45 to the  Registration  Statement of Oppenheimer High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
         incorporated herein by reference.
         (iii)    Form of Broker  Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with  Post-Effective
         Amendment No. 45 to the  Registration  Statement of Oppenheimer High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
         incorporated herein by reference.

         (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
         Amendment No. 45 to the  Registration  Statement of Oppenheimer High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
         incorporated herein by reference.
         (v)      Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor,     Inc.:    Previously
         filed with  Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.
         (vi)     Form of Trust  Company  Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with
         Post-Effective  Amendment No. 45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),
         10/26/01, and incorporated herein by reference.

 (f)     Form of Deferred Compensation Agreement for Disinterested  Trustees/Directors:  Previously filed with Post-Effective
Amendment  No.  40 to the  Registration  Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.  2-62076),  10/27/98,  and
incorporated herein by reference.

(g)      Global Custodial Services Agreement dated May 3, 2001 between Registrant and Citibank, N.A.:  Previously filed with Post-Effective Amendment No. 33  to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245),
10/25/01, and incorporated herein by reference.

(h)      Not applicable.

(i)      (i)      Opinion and Consent of Counsel dated November 24, 1999:  Previously filed with Registrant's  Post-Effective
         Amendment No. 17, (11/24/99), and incorporated herein by reference.

         (ii)     Opinion  and  Consent  of  Counsel  for Class N shares  dated  November  21,  2000:  Previously  filed with
         Registrant's Post-Effective Amendment No. 19, (11/22/00), and incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)      (i)      Amended Service Plan and Agreement for Class A shares dated June 14, 2002:  Filed herewith.
(ii)     Amended and  Restated  Distribution  and Service  Plan and  Agreement  for Class B shares  dated  February 24, 1998:

         Previously filed with Registrant's  Post-Effective  Amendment No. 15,  (11/26/98),  pursuant to Rule 12b-1 under the
         Investment Company Act of 1940 and incorporated herein by reference.
(iii)    Amended and  Restated  Distribution  and Service  Plan and  Agreement  for Class C shares  dated  February 24, 1998:
         Previously filed with Registrant's  Post-Effective  Amendment No. 15,  (11/26/98),  pursuant to Rule 12b-1 under the
         Investment Company Act of 1940 and incorporated herein by reference.
(iv)     Distribution  and Service Plan and  Agreement  for Class N shares  dated  October 24,  2000:  Previously  filed with
         Registrant's  Post-Effective  Amendment No. 19, (11/22/00),  pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.
(v)      Prototype  Supplemental  Distribution  Assistance  Agreement:  Previously  filed  with  Registrant's  Post-Effective
         Amendment No. 5, (4/30/92),  refiled with Registrant's Post-Effective Amendment No. 10, (4/25/95),  pursuant to Item
         102 of Regulation S-T, and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Registrant's Post-Effective Amendment No. 20 (Reg. No. 33-23223), 9/27/01, and incorporated herein by reference.

(o)       Powers of Attorney for all Trustees/Directors and Officers except for Beverly L. Hamilton, Robert J. Malone,
Edward Cameron, F. William Marshall, Jr., and John Murphy (including Certified Board Resolutions): Previously filed with
Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01,
and incorporated herein by reference.

          (i) Powers of Attorney for Edward Cameron, F. William Marshall Jr. and John Murphy: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

          (ii) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone: Previously filed with Post-Effective
Amendment No. 46 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/22/02, and incorporated herein by reference.

(p)      Not applicable.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the  provisions  of Article Seven of  Registrant's  Amended and Restated  Declaration  of Trust filed as
Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to trustees, officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions  or  otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public policy as expressed in the  Securities  Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for  indemnification against  such  liabilities  (other  than the payment by  Registrant  of  expenses  incurred or paid by a trustee,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such trustee, officer or  controlling  person,  Registrant  will,  unless in the  opinion  of its  counsel  the matter has been  settled by controlling  precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against  public  policy as expressed in the  Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)      OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain subsidiaries and affiliates act in the same capacity to other  investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business,  profession,  vocation or employment of a substantial nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Position Other

Name and Current Position with OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years
Timothy L. Abbuhl,
Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None
Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None
Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc., Centennial
Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc., Shareholder
Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of HarbourView Asset Management Corporation, OFI
Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation. Formerly,
Associate Director at MetLife (Jan 2000-May 2000).
Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,
Vice President                              None
John R. Blomfield,
Vice President                              None
Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,
Vice President                              None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August 2001);
software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management (November
1999-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                          Chairman of the Board and a director (since June 1999) and Senior Managing
Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior Managing
Director and director (since February 2001) of OFI Institutional Asset Management, Inc.; Trustee (since 1993) of Awhtolia
College - Greece.
John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None
Ruggero de'Rossi,
Vice President                              None
Craig P. Dinsell,
Executive Vice President                    None
Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None
Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None
Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,
Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President                              None

Katherine P. Feld,
Vice President, Senior Counsel              Vice President of OppenheimerFunds, Distributor, Inc.; Vice President, Assistant
Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual
Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.
Paul Fitzsimmons,
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.

P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.

David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President                    Formerly an Assistant Vice President with Mitchell Hutchins (January
2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None
Charles W. Gilbert,
Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None
Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None
Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly Executive
Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).

Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,
Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel             As of December 2001: Secretary of HarbourView Asset Management Corporation, OFI
Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of OppenheimerFunds Legacy
Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None
John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None

Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product Management at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel          Vice President of OppenheimerFunds Distributor, Inc.; Vice President and
Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
Financial Services, Inc.

William Jaume,
Vice President                              Senior Vice President and Chief Compliance Officer (since April 2000) of
HarbourView Asset Management Corporation; and of OFI Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin Capital
Holdings Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill Lynch Investment
Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None

Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-September 2001.

Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan Stanley Investment
Management (1997-September 2000).

Dina C. Lee,
Assistant Vice President & Assistant Counsel
                                            Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services, Inc. and Senior Vice President
of Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation. Formerly
Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation and OFI
Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly an
Executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (June 1999-March 2002).

John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset Management
Corporation, OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc.; Director
(Class A) of Trinity Investments Management Corporation; President and Director of Oppenheimer Acquisition Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.; Chairman and Director of Shareholder
Financial Services, Inc. and Shareholder Services, Inc.; Executive Vice President of MassMutual Life Insurance Company;
director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.;
Treasurer of Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management (January
2000-January 2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and Centennial
Asset Management Corporation; Executive Vice President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder Services, Inc. and Shareholder Financial
Services, Inc., Director (Class A) of Trinity Investment Management Corporation
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director & Director of OFI
Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director (Class A) and Chairman of
Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April 2002)
prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002) prior to which he was Associate Director for Barclays Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August 2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time Warner
Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002) prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May 2000-March
2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Darrin L. Watts,
Assistant Vice President                    None
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May 2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International Ltd.; Senior Vice President (Managing
Director of the International Division) of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly,
Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of HarbourView Asset Management Corporation (May
1999-July 2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI Private Investments,
Inc.; Director and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).
Brian W. Wixted,
Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds
International Ltd., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI Institutional Asset Management,
Inc.; Treasurer and Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition
Corp. and OppenheimerFunds Legacy Program.

Carol Wolf,
Senior Vice President                       Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and
General Counsel                             General Counsel and Director of OppenheimerFunds Distributor, Inc.; General
Counsel of Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset
Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust
Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition Corp.;
Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of Oppenheimer Real Asset Management,
Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView Asset Management
Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Intermediate Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds listed above,  Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc.,
OppenheimerFunds  Services,  Centennial  Asset  Management  Corporation,  Centennial  Capital Corp.,  Oppenheimer  Real Asset
Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc., OppenheimerFunds  Distributor,  Inc., HarbourView Asset Management Corp., Oppenheimer
Partnership  Holdings,  Inc.,  Oppenheimer  Acquisition Corp., OFI Private  Investments,  Inc., OAM  Institutional,  Inc. and
Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President                       Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President                       Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director                             President, Principal Executive Officer
and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director           Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents required to be maintained by Registrant  pursuant to Section 31(a) of the Investment
Company Act of 1940 and rules promulgated  thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803
South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                         SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933 and/or the  Investment  Company  Act of 1940,  the  Registrant
certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule 485(b) under the Securities  Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 20th day of September, 2002.

                                                                                 OPPENHEIMER CASH RESERVES

                                                              By:  /s/ John V. Murphy                         ___*
                                                                   ----------------------------------------------
                                                                       John V. Murphy, President, Principal Executive
                                                                       Officer and Trustee

Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been signed  below by the following persons in the capacities on the dates indicated:

/s/ James C. Swain*                         Chairman and Trustee
----------------------------------                                                      September 20, 2002
James C. Swain

/s/ Brian W. Wixted*                        Treasurer and Principal                     September 20, 2002
----------------------------------          Financial and Accounting
Brian W. Wixted                             Officer

/s/ John V. Murphy*                         President, Principal Executive              September 20, 2002
----------------------------------          Officer and Trustee
John V. Murphy

/s/ William L. Armstrong*                   Trustee                                     September 20, 2002
----------------------------------
William L. Armstrong

/s/ Robert G. Avis*                         Trustee                                     September 20, 2002
-------------------------------------
Robert G. Avis

/s/ George Bowen*                          Trustee                                      September 20, 2002
----------------------------------
George Bowen

/s/ Edward L. Cameron*                     Trustee                                     September 20, 2002
-------------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*                          Trustee                                     September 20, 2002
----------------------------------
Jon S. Fossel

/s/ Sam Freedman*                           Trustee                                     September 20, 2002
----------------------------------
Sam Freedman

/s/ Beverly L. Hamilton*                    Trustee                                     September 20, 2002
----------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                       Trustee                                     September 20, 2002
---------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*               Trustee                                     September 20, 2002
----------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                                  OPPENHEIMER CASH RESERVES
                                             Registration Statement No. 33-23223
                                               Post-Effective Amendment No. 22
                                                        EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

23(a)(i)                            Amendment No. 1 to Amended and Restated
                                    Declaration of Trust

23(j)                               Independent Auditors' Consent

23(m)(i) Amended Service Plan and Agreement for Class A Shares